UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9545

Seligman Time Horizon/Harvester Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:           12/31

Date of reporting period:        12/31/06

FORM N-CSR

ITEM 1.      REPORTS TO STOCKHOLDERS.

    Seligman
    Time Horizon/Harvester Series, Inc.

    Seligman Time Horizon 30 Fund
    Seligman Time Horizon 20 Fund
    Seligman Time Horizon 10 Fund
    Seligman Harvester Fund

Annual Report December 31, 2006 Asset Allocation Strategies Seeking to Manage Risk Over Time J. & W. SELIGMAN & CO. INCORPORATED ESTABLISHED 1864 100 Park Avenue, New York, NY 10017

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix® asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

Table of Contents

To The Shareholders	1

Interview With Your
Porfolio Manager	2

Performance Overview	4

Portfolio Overview	10

Understanding and
Comparing Your
Series’ Expenses	11

Portfolios of Investments .	13

Statements of
Assets and Liabilities	15

Statements of
Operations	17

Statements of
Changes in Net Assets	18

Notes to Financial
Statements	20

Financial Highlights	31

Report of Independent
Registered Public
Accounting Firm	47

Required Federal Income
Tax Information	48

Matters Relating to the
Directors’ Consideration
of the Continuance of the
Management Agreement	49

Directors and Officers	53

Additional Fund
Information	57

To The Shareholders

We are pleased to present your annual shareholder report for Seligman Time Horizon/Harvester Series, Inc. The report contains an interview with your Portfolio Manager, the Series’ investment results, portfolios of investments, and financial statements.

For the year ended December 31, 2006, based on the net asset value of Class A shares, Seligman Time Horizon 30 Fund delivered a total return of 16.6%, Seligman Time Horizon 20 Fund delivered a total return of 16.3%, Seligman Time Horizon 10 Fund delivered a total return of 16.0% and Seligman Harvester Fund delivered a total return of 13.1%. The Dow Jones Aggressive Portfolio Index, against which Seligman Time Horizon 30 Fund and Seligman Time Horizon 20 Fund are benchmarked, returned 14.5% for the same period. The Dow Jones Moderately Aggressive Portfolio Index, against which Seligman Time Horizon 10 Fund is benchmarked, returned 12.4%. The Dow Jones Moderate Portfolio Index, against which Seligman Harvester Fund is benchmarked, returned 10.2%. The Lipper Fund of Funds (Affiliated) Average returned 11.8% and the Lipper Multi-Cap Core Funds Average returned 13.4% . During the same period, the broad equity market, as measured by the S&P 500 Index returned 15.8%, and the fixed income market, as measured by the Lehman Brothers Government/Credit Index returned 3.8%.

Thank you for your continued support of Seligman Time Horizon/Harvester Series. We look forward to providing you with the experience, insight and solutions you need to help you seek your financial goals for many years to come.

By order of the Board of Directors,

William C. Morris	Brian T. Zino
Chairman	President

February 28, 2007

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co.	Seligman Data Corp.	(800) 221-2450 Shareholder Services
Incorporated	100 Park Avenue	(800) 445-1777 Retirement Plan
100 Park Avenue	New York, NY 10017	Services
New York, NY 10017		(212) 682-7600 Outside the
	Mail Inquiries To:	United States
General Distributor	P.O. Box 9759	(800) 622-4597 24-Hour Automated
Seligman Advisors, Inc.	Providence, RI 02940-9759	Telephone Access
100 Park Avenue		Service
New York, NY 10017	Independent Registered
Public Accounting Firm
General Counsel	Deloitte & Touche LLP
Sullivan & Cromwell LLP

Interview With Your Portfolio Manager
Charles W. Kadlec

Q:	How did Seligman Time Horizon/Harvester Series, Inc. perform for the fiscal year ended December 31, 2006?

A:

For the year ended December 31, 2006, based on the net asset value of Class A shares, Seligman Time Horizon 30 Fund delivered a total return of 16.6%, Seligman Time Horizon 20 Fund delivered 16.3%, Seligman Time Horizon 10 Fund delivered 16.0%, and Seligman Harvester Fund delivered 13.1%. The Dow Jones Aggressive Portfolio Index, against which Seligman Time Horizon 30 Fund and Seligman Time Horizon 20 Fund are benchmarked, returned 14.5% for the same period. The Dow Jones Moderately Aggressive Portfolio Index, against which Seligman Time Horizon 10 Fund is benchmarked, returned 12.4%. The Dow Jones Moderate Portfolio Index, against which Seligman Harvester Fund is benchmarked, returned 10.2%. The Lipper Fund of Funds (Affiliated) Average returned 11.8% and the Lipper Multi-Cap Core Funds Average returned 13.4%. During the same period, the S&P 500 Index returned 15.8% and the Lehman Brothers Government/Credit Index returned 3.8%.

Q:	What market conditions and events materially affected the Funds’ performances during the period?

A:

During the period under review, markets around the world were affected by a wide variety of events that both helped and hurt investors. For example, the US economy and equity markets were strong in the first quarter of 2006, and especially so in the second half of 2006 — both the Dow Jones Industrial Average and the S&P 500 established 2006 highs during that period. The strong performances came despite a number of concerns — such as spikes in energy prices, continuing geopolitical tensions, and uncertainty over interest rates, inflation and residential real estate — that precipitated a dramatic market decline during the second quarter of 2006. Key factors offsetting negative events included solid corporate earnings, a drop in energy prices toward the end of the summer and apparent confidence that the Fed was effectively managing inflation without adversely affecting growth.

The mixed, often uncertain environment created by these events and developments proved highly favorable for the Funds because of their wide, strategic diversification across equities, fixed income and/or REITs (real estate investment trusts). Every asset class to which the Funds allocate delivered positive returns. All four Funds especially benefited from their exposure to US and international equities. The Time Horizon 30, Time Horizon 20 and Time Horizon 10 funds especially benefited from their exposure to international equities, including emerging markets and global smaller-company stocks, while the Time Horizon 10 and Harvester funds benefited from their exposure to REITs.

Q:	What investment strategies or techniques materially affected the Funds’ performances during the period?

A:

We seek to maintain research-based strategic allocations for all Funds in the Series based on the “time horizon” to a financial goal and avoid short-term or tactical shifts in portfolio weightings. As a result of this investment philosophy, the Funds in the Series benefited from above-average allocations to a number of asset classes that performed well during the year, particularly

Interview With Your Portfolio Manager
Charles W. Kadlec

emerging markets, smaller-cap domestic equities, global and international equities, and technology stocks.

Seligman Time Horizon 30 Fund had the greatest exposure to foreign equities, with emphasis on the particularly well-performing areas of emerging markets and global smaller companies, and so benefited the most from international exposure. While Seligman Harvester Fund maintained the lowest international exposure, with no exposure to Seligman Emerging Markets Fund and Seligman Global Smaller Companies Fund, it did add to its return through its exposure to international large-company equities.

The Funds all benefited from their above-average exposure to US equities. In particular, the Time Horizon 30, Time Horizon 20 and Time Horizon 10 funds received strong contributions from Seligman Frontier Fund, Seligman Smaller-Cap Value Fund, Seligman Large-Cap Value Fund and Seligman Communications and Information Fund, which more than doubled the performance of the NASDAQ. The Harvester Fund, which as the most conservative of the Funds has no exposure to small-cap or technology stocks, benefited particularly from allocations to Seligman Common Stock Fund and Seligman Large-Cap Value Fund while also receiving smaller positive contributions from Seligman Capital Fund and Seligman Growth Fund.

Even though fixed-income markets lagged equity markets in 2006, Seligman Time Horizon 10 Fund and Seligman Harvester Fund each received a meaningful positive contribution from allocations to Seligman High-Yield Fund. Seligman Harvester Fund also received small positive contributions from Seligman Core Fixed Income Fund (formerly Seligman Investment Grade Fixed Income Fund) and Seligman U.S. Government Securities Fund.

Based on our research, we also believe that equity REITs, which have a low correlation to US equities and fixed income, can be treated as a separate asset class. Seligman Harvester Fund and Seligman Time Horizon 10 Fund benefited from significant allocations to Seligman LaSalle Monthly Dividend Real Estate Fund.

___________

The views and opinions expressed are those of the Portfolio Manager(s), are provided for general information only, and do not constitute specific tax, legal, or investment advice to, or recommendations for, any person. There can be no guarantee as to the accuracy of market forecasts. Opinions, estimates, and forecasts may be changed without notice.

Portfolio Management

Seligman Time Horizon/Harvester Series, Inc. is managed by Charles W. Kadlec. Mr. Kadlec is a Director and Managing Director of J. & W. Seligman & Co. Incorporated and President of Seligman Advisers, Inc. and Seligman Services, Inc. Mr. Kadlec is the architect of several investment strategies, chief among them Seligman Time Horizon Matrix and Seligman Harvester.

Performance Overview

This section of the report is intended to help you understand the performance of each Fund of Seligman Time Horizon/Harvester Series and to provide a summary of each Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of each Fund as of the most recent month end will be made available at www.seligman.com1 by the seventh business day following that month end. Calculations assume reinvestment of distributions, if any. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. J. & W. Seligman & Co. Incorporated (the “Manager”) waived certain fees and reimbursed certain expenses of each Fund other than distribution and service (12b-1) fees, as described in the Series’ prospectus. Absent such waivers and reimbursements, returns and yields would have been lower.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC that is charged on redemptions made within 18 months of the date of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of the date of purchase.

The chart for each Fund compares a $10,000 hypothetical investment made in Class A shares, with and without the initial 4.75% maximum sales charge, with $10,000 investments made in its benchmarks since each Fund’s commencement of operations through December 31, 2006. The performance of Class B, Class C, and Class D shares, which commenced on later dates, and of Class A, Class B, Class C, and Class D shares for other periods, with and without applicable sales charges and CDSCs, is not shown in the following charts but is included in the total returns tables. The performance of Class B, Class C and Class D shares will differ from the performance shown for Class A shares based on the differences in sales charges and fees paid by shareholders.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

_______
[1]

The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Series’ prospectus or statement of additional information.

Performance Overview
Seligman Time Horizon 30 Fund

Investment Results
Total Returns
For Periods Ended December 31, 2006
		Average Annual
	Six Months*	One Year	Five Years	Since Inception†
Class A
With Sales Charge	6.62%	11.11%	7.90%	2.49%
Without Sales Charge	11.99	16.62	8.94	3.21
Class B
With CDSC#	6.59	10.76	7.89	2.09
Without CDSC	11.59	15.76	8.18	2.50
Class C
With Sales Charge and CDSC##	9.53	13.62	7.98	2.32
Without Sales Charge and CDSC	11.59	15.76	8.18	2.46
Class D
With 1% CDSC	10.59	14.76	n/a	n/a
Without CDSC	11.59	15.76	8.18	2.46
Benchmarks**
Dow Jones Aggressive Portfolio Index	10.24	14.53	8.87	5.29 ††
S&P 500 Index	12.73	15.78	6.18	1.23
Lipper Fund of Funds (Affiliated) Average	9.32	11.84	6.99	4.13
Lipper Multi-Cap Core Funds Average	10.48	13.39	6.64	3.59

Net Asset Value Per Share
	12/31/06	6/30/06	12/31/05
Class A	$8.27	$7.55	$7.25
Class B	7.92	7.21	6.95
Class C	7.92	7.21	6.95
Class D	7.92	7.21	6.95
__________
See footnotes on page 9.

Performance Overview
Seligman Time Horizon 20 Fund

Investment Results
Total Returns
For Periods Ended December 31, 2006
		Average Annual
	Six Months*	One Year	Five Years	Since Inception†
Class A
With Sales Charge	6.64%	10.74%	7.30%	2.31%
Without Sales Charge	11.93	16.30	8.36	3.04
Class B
With CDSC#	6.56	10.30	7.28	1.85
Without CDSC	11.56	15.30	7.58	2.27
Class C
With Sales Charge and CDSC##	9.47	13.15	7.35	2.09
Without Sales Charge and CDSC	11.56	15.30	7.58	2.23
Class D
With 1% CDSC	10.56	14.30	n/a	n/a
Without CDSC	11.56	15.30	7.58	2.23
Benchmarks**
Dow Jones Aggressive Portfolio Index	10.24	14.53	8.87	5.29 ††
S&P 500 Index	12.73	15.78	6.18	1.23
Lipper Fund of Funds (Affiliated) Average	9.32	11.84	6.99	4.13
Lipper Multi-Cap Core Funds Average	10.48	13.39	6.64	3.59

Net Asset Value Per Share
	12/31/06	6/30/06	12/31/05
Class A	$8.16	$7.46	$7.18
Class B	7.77	7.08	6.85
Class C	7.77	7.08	6.85
Class D	7.78	7.08	6.85
__________
See footnotes on page 9.

6

Performance Overview
Seligman Time Horizon 10 Fund

Investment Results
Total Returns
For Periods Ended December 31, 2006
		Average Annual
	Six Months*	One Year	Five Years	Since Inception†
Class A
With Sales Charge	6.24%	10.51%	6.55%	1.90%
Without Sales Charge	11.47	16.00	7.61	2.62
Class B
With CDSC#	6.06	10.13	6.49	1.43
Without CDSC	11.06	15.13	6.80	1.84
Class C
With Sales Charge and CDSC##	8.94	12.92	6.57	1.72
Without Sales Charge and CDSC	11.06	15.13	6.80	1.86
Class D
With 1% CDSC	10.06	14.13	n/a	n/a
Without CDSC	11.06	15.13	6.80	1.82
Benchmarks**
Dow Jones Moderately Aggressive
Portfolio Index	9.04	12.44	8.20	5.63 ††
S&P 500 Index	12.73	15.78	6.18	1.23
Lipper Fund of Funds (Affiliated) Average	9.32	11.84	6.99	4.13
Lipper Multi-Cap Core Funds Average	10.48	13.39	6.64	3.59

Net Asset Value Per Share
	12/31/06	6/30/06	12/31/05
Class A	$7.61	$6.91	$6.64
Class B	7.50	6.79	6.55
Class C	7.50	6.79	6.55
Class D	7.50	6.79	6.55
__________
See footnotes on page 9.

Performance Overview
Seligman Harvester Fund

Investment Results
Total Returns
For Periods Ended December 31, 2006
		Average Annual
	Six Months*	One Year	Five Years	Since Inception†
Class A
With Sales Charge	4.86%	7.77%	4.65%	0.25%
Without Sales Charge	10.13	13.09	5.65	0.96
Class B
With CDSC#	4.73	7.25	4.51	(0.20)
Without CDSC	9.73	12.25	4.85	0.19
Class C
With Sales Charge and CDSC##	7.61	10.09	4.65	0.02
Without Sales Charge and CDSC	9.73	12.25	4.85	0.17
Class D
With 1% CDSC	8.73	11.25	n/a	n/a
Without CDSC	9.73	12.25	4.85	0.17
Benchmarks**
Dow Jones Moderate Portfolio Index	7.90	10.19	7.57	6.03 ††
Lehman Brothers Government/Credit Index	4.99	3.78	5.17	6.63
S&P 500 Index	12.73	15.78	6.18	1.23
Lipper Fund of Funds (Affiliated) Average	9.32	11.84	6.99	4.13

Net Asset Value Per Share
	12/31/06	6/30/06	12/31/05
Class A	$ 6.31	$ 5.77	$ 5.67
Class B	6.31	5.77	5.67
Class C	6.31	5.77	5.67
Class D	6.31	5.77	5.67
_________
See footnotes on page 9.

Performance Overview

_________

*	Returns for periods of less than one year are not annualized.

**

The Dow Jones Aggressive Portfolio Index, the Dow Jones Moderate Portfolio Index and the Dow Jones Moderately Aggressive Portfolio Index (“Dow Jones Indices”), the Lehman Brothers Government/Credit Index (“Lehman Index”), the Standard & Poor’s 500 Composite Stock Index (“S&P 500 Index”), the Lipper Fund of Funds (Affiliated) Average and the Lipper Multi-Cap Core Funds Average are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and sales charges. The Dow Jones Indices, the Lehman Index and the S&P 500 Index also exclude the effect of fees. The Dow Jones Aggressive Portfolio Index measures balanced and multi-asset-class portfolios with risk profiles that are set monthly at 100% of the current risk of an all-equity stock portfolio. The Dow Jones Moderately Aggressive Portfolio Index measures balanced and multi-asset-class portfolios with risk profiles that are set monthly at 80% of the current risk of an all-equity stock portfolio. The Dow Jones Moderate Portfolio Index measures balanced and multi-asset-class portfolios with risk profiles that are set monthly at 60% of the current risk of an all-equity stock portfolio. Dow Jones equity indices make up the stock component and Lehman Brothers indices make up the bond and cash components of the Dow Jones Indices. The Lehman Index is composed of all bonds that are investment grade (rated Baa or higher by Moody’s or BBB or higher by S&P, if unrated by Moody’s). The S&P 500 Index measures the performance of 500 of the largest US companies based on market capitalization. The Lipper Fund of Funds (Affiliated) Average measures the performance of funds that invest 80% or more of their assets in mutual funds that are managed by an affiliated investment manager. The Lipper Multi-Cap Core Funds Average measures the performance of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($15.7 billion as of December 31, 2006). Investors cannot invest directly in an index or average.

#	The CDSC is 5% if you sell your shares within one year of purchase and 2% for the five-year period.

# #	The CDSC is 1% if you sell your shares within 18 months of purchase.

†	Commencement of investment operations for Class A shares was 1/10/00. Class A share returns were computed from the commencement of investment operations. Class B, C, and D shares were offered to the public on 1/10/00, but were first issued at the dates indicated below. Total returns for Class B, C, and D shares of the Fund have been computed from the commencement of investment operations and incorporate the total return of Class A shares of the Fund from the commencement of investment operations through the initial issuance date of each of the other classes of shares, adjusted to reflect the higher expenses associated with the Administration, Shareholder Services and Distribution Plan for those classes that would have been incurred had they first been issued on the commencement of investment operations date. The total returns of Class B, C, and D shares from their individual initial issuance dates would be different, and may be lower, than those shown above.

		Class B	Class C	Class D
	Time Horizon 30 Fund	4/24/00	2/8/00	2/14/00
	Time Horizon 20 Fund	3/21/00	1/18/00	1/21/00
	Time Horizon 10 Fund	2/18/00	3/6/00	2/15/00
	Harvester Fund	2/17/00	1/18/00	2/29/00

††	From December 31, 1999.

Portfolio Overview

Seligman Time Horizon 30 Fund

Allocation to Underlying Funds	Percent of Portfolio
	December 31,
	2006	2005
Domestic Equity Funds	59.2	59.6
Global Equity Funds	40.8	40.4
Total	100.0	100.0

Seligman Time Horizon 20 Fund

Allocation to Underlying Funds	Percent of Portfolio
	December 31,
	2006	2005
Domestic Equity Funds	62.6	62.2
Global Equity Funds	37.4	37.8
Total	100.0	100.0

Seligman Time Horizon 10 Fund

Allocation to Underlying Funds	Percent of Portfolio
	December 31,
	2006	2005
Domestic Equity Funds	54.7	54.6
Fixed Income Funds	10.0	10.0
Global Equity Funds	25.3	25.5
REIT Fund	10.0	9.9
Total	100.0	100.0

Seligman Harvester Fund

Allocation to Underlying Funds	Percent of Portfolio
	December 31,
	2006	2005
Domestic Equity Funds	45.2	44.8
Fixed Income Funds	30.1	30.2
Global Equity Funds	10.3	10.1
REIT Fund	14.4	14.9
Total	100.0	100.0

Understanding and Comparing
Your Series’ Expenses

As a shareholder of a Fund of the Series, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees, and other Fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect the operating expenses of the Underlying Funds, or any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you determine the relative total expenses of owning different funds. In addition, if Underlying Fund expenses and transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of July 1, 2006 and held for the entire six-month period ended December 31, 2006.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Fund you own to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratio of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

(Continued on next page)

Understanding and Comparing
Your Series’ Expenses (continued)

			Actual		Hypothetical
	Beginning		Ending		Ending
	Account	Annualized	Account	Expenses Paid	Account	Expenses Paid
	Value	Expense	Value	During Period**	Value	During Period**
Fund	7/1/06	Ratio*	12/31/06	7/1/06 to 12/31/06	12/31/06	7/1/06 to 12/31/06
Time Horizon 30 Fund
Class A	$1,000.00	0.40%	$1,119.90	$2.15	$1,023.18	$2.05
Class B	1,000.00	1.15	1,115.90	6.15	1,019.39	5.87
Class C	1,000.00	1.15	1,115.90	6.15	1,019.39	5.87
Class D	1,000.00	1.15	1,115.90	6.15	1,019.39	5.87
Time Horizon 20 Fund
Class A	1,000.00	0.40	1,119.30	2.13	1,023.19	2.04
Class B	1,000.00	1.16	1,115.60	6.16	1,019.38	5.88
Class C	1,000.00	1.16	1,115.60	6.16	1,019.38	5.88
Class D	1,000.00	1.16	1,115.60	6.16	1,019.38	5.88
Time Horizon 10 Fund
Class A	1,000.00	0.25	1,114.70	1.34	1,023.94	1.28
Class B	1,000.00	1.01	1,110.60	5.37	1,020.12	5.14
Class C	1,000.00	1.01	1,110.60	5.37	1,020.12	5.14
Class D	1,000.00	1.01	1,110.60	5.37	1,020.12	5.14
Harvester Fund
Class A	1,000.00	0.25	1,101.30	1.33	1,023.94	1.28
Class B	1,000.00	1.00	1,097.30	5.31	1,020.14	5.11
Class C	1,000.00	1.00	1,097.30	5.31	1,020.14	5.11
Class D	1,000.00	1.00	1,097.30	5.31	1,020.14	5.11

_________
*

Expenses of Class B, Class C, and Class D shares are higher than expenses of Class A shares due to the higher 12b-1 fees paid by Class B, Class C, and Class D shares. See the Series’ prospectus for a description of each share class and its expenses and sales charges. J. & W. Seligman & Co. Incorporated, the Manager, waives its investment management fee and reimburses a portion of each Fund’s expenses, other than distribution and service fees (Note 3). Absent such waiver/reimbursement, the expense ratios and expenses paid for the period would have been higher.

**

Expenses are equal to each Fund’s annualized expense ratio based on actual expenses for the period July 1, 2006 to December 31, 2006, multiplied by the average account value over the period, multiplied by 184/365 (number of days in the period).

Portfolios of Investments
December 31, 2006

Seligman Time Horizon 30 Fund
	Shares	Value
Domestic Equity Funds 58.5%
Seligman Capital Fund*	178,579	$4,010,884
Seligman Communications and Information Fund*	87,597	2,911,724
Seligman Frontier Fund*ø	40,866	545,152
Seligman Growth Fund*	121,683	545,140
Seligman Large-Cap Value Fund	37,898	546,868
Seligman Smaller-Cap Value Fund*ø	136,911	2,419,218
		10,978,986
Global Equity Funds 40.4%
Seligman Emerging Markets Fund*ø	153,697	1,931,971
Seligman Global Smaller Companies Fund*ø	273,596	4,700,380
Seligman International Growth Fund*	56,146	945,499
		7,577,850
Total Investments In Underlying Funds (Cost $14,598,559) 98.9%		18,556,836
Other Assets Less Liabilities 1.1%		205,554
Net Assets 100.0%		$18,762,390

Seligman Time Horizon 20 Fund
	Shares	Value
Domestic Equity Funds 62.8%
Seligman Capital Fund*	266,640	$5,988,734
Seligman Communications and Information Fund*	90,371	3,003,932
Seligman Frontier Fund*ø	67,990	906,987
Seligman Growth Fund*	606,046	2,715,086
Seligman Large-Cap Value Fund	188,141	2,714,875
Seligman Smaller-Cap Value Fund*ø	207,172	3,660,729
		18,990,343
Global Equity Funds 37.6%
Seligman Emerging Markets Fund*ø	246,853	3,102,942
Seligman Global Smaller Companies Fund*ø	301,906	5,186,745
Seligman International Growth Fund*	182,476	3,072,896
		11,362,583
Total Investments In Underlying Funds (Cost $23,647,727) 100.4%		30,352,926
Other Assets Less Liabilities (0.4)%		(117,720)
Net Assets 100.0%		$30,235,206

________
See footnotes on page 14.

Portfolios of Investments
December 31, 2006

Seligman Time Horizon 10 Fund
	Shares	Value
Domestic Equity Funds 54.6%
Seligman Capital Fund*	348,096	$7,818,236
Seligman Communications and Information Fund*	117,720	3,913,013
Seligman Growth Fund*	785,806	3,520,411
Seligman Large-Cap Value Fund	244,302	3,525,278
Seligman Smaller-Cap Value Fund*ø	156,309	2,761,980
		21,538,918
Fixed-Income Funds 10.0%
Seligman High-Yield Fund	1,165,293	3,950,344
Global Equity Funds 25.3%
Seligman Emerging Markets Fund*ø	161,120	2,025,278
Seligman Global Smaller Companies Fund*ø	230,981	3,968,254
Seligman International Growth Fund*	235,835	3,971,461
		9,964,993
REIT Fund 10.0%
Seligman LaSalle Monthly Dividend Real Estate Fund ø	400,623	3,954,149
Total Investments In Underlying Funds (Cost $32,802,193) 99.9%		39,408,404
Other Assets Less Liabilities 0.1%		40,983
Net Assets 100.0%		$39,449,387

Seligman Harvester Fund
	Shares	Value
Domestic Equity Funds 45.2%
Seligman Capital Fund*	75,032	$1,685,219
Seligman Common Stock Fund ø	143,918	1,882,447
Seligman Growth Fund*	458,417	2,053,708
Seligman Large-Cap Value Fund	141,756	2,045,540
		7,666,914
Fixed-Income Funds 30.1%
Seligman Core Fixed Income Fundøø	241,246	1,700,785
Seligman High-Yield Fund	505,973	1,715,248
Seligman U.S. Government Securities Fund	250,037	1,700,252
		5,116,285
Global Equity Funds 10.3%
Seligman International Growth Fund*	103,891	1,749,524
REIT Fund 14.4%
Seligman LaSalle Monthly Dividend Real Estate Fund ø	248,106	2,448,806
Total Investments In Underlying Funds (Cost $14,520,130) 100.0%		16,981,529
Other Assets Less Liabilities		1,430
Net Assets 100.0%		$16,982,959

_________
*	Non-income producing security.
ø	Security has paid capital gain distributions during the year ended December 31, 2006.
øø	Affiliated issuer – Fund’s holdings representing 5% or more of the outstanding voting securities (Note 7).
See Notes to Financial Statements.

Statements of Assets and Liabilities
December 31, 2006

	Seligman	Seligman	Seligman	Seligman
	Time Horizon	Time Horizon	Time Horizon	Harvester
	30 Fund	20 Fund	10 Fund	Fund
Assets:
Investments in Underlying Funds, at value
(see portfolios of investments)	$18,556,836	$30,352,926	$39,408,404	$16,981,529
Cash	102,591	—	118,420	54,408
Receivable for Capital Stock sold	113,109	168,580	101,449	9,064
Prepaid registration fees	27,972	28,122	28,622	27,922
Receivable from the Manager (Note 3)	—	—	—	3,511
Dividends receivable	—	—	9,251	9,612
Other	1,891	3,011	3,663	2,127
Total Assets	18,802,399	30,552,639	39,669,809	17,088,173

Liabilities:
Payable for Capital Stock repurchased	11,887	251,573	172,581	71,858
Distribution and service (12b-1) fees payable	6,208	11,779	15,814	6,604
Bank overdraft	—	23,510	—	—
Dividends payable	—	—	—	4,928
Accrued expenses and other	21,914	30,571	32,027	21,824
Total Liabilities	40,009	317,433	220,422	105,214
Net Assets	$18,762,390	$30,235,206	$39,449,387	$16,982,959

Composition of Net Assets:
Capital Stock, at $0.001 par value:
Class A	$1,089	$1,493	$1,988	$1,082
Class B	496	696	948	437
Class C	610	1,395	1,821	909
Class D	126	230	472	265
Additional paid-in capital	14,220,234	23,158,071	33,884,420	16,042,358
Undistributed (dividends in excess of)
net investment income	—	—	28,380	(4,928)
Accumulated net realized gain (loss) (Note 5)	581,558	368,122	(1,074,853)	(1,518,563)
Net unrealized appreciation of investments	3,958,277	6,705,199	6,606,211	2,461,399
Net Assets	$18,762,390	$30,235,206	$39,449,387	$16,982,959
Investments in Underlying Funds, at cost	$14,598,559	$23,647,727	$32,802,193	$14,520,130

(Continued on page 16)

Statements of Assets and Liabilities

December 31, 2006

	Seligman	Seligman	Seligman	Seligman
	Time Horizon	Time Horizon	Time Horizon	Harvester
	30 Fund	20 Fund	10 Fund	Fund
Net Assets:
Class A	$9,007,110	$12,189,324	$15,137,885	$6,823,074
Class B	3,924,575	5,410,896	7,109,679	2,755,405
Class C	4,832,382	10,846,904	13,658,613	5,732,556
Class D	998,323	1,788,082	3,543,210	1,671,924

Shares of Capital Stock Outstanding:
Class A	1,088,903	1,493,649	1,988,157	1,081,666
Class B	495,519	695,967	947,945	436,819
Class C	610,150	1,395,180	1,821,277	908,777
Class D	126,048	229,976	472,452	265,034

Net Asset Value per Share:
Class A	$8.27	$8.16	$7.61	$6.31
Class B	$7.92	$7.77	$7.50	$6.31
Class C	$7.92	$7.77	$7.50	$6.31
Class D	$7.92	$7.78	$7.50	$6.31
_________
See Notes to Financial Statements.

Statements of Operations
For the Year Ended December 31, 2006

	Seligman	Seligman	Seligman	Seligman
	Time Horizon	Time Horizon	Time Horizon	Harvester
	30 Fund	20 Fund	10 Fund	Fund
Investment Income:
Dividends from Underlying Funds	$455	$2,261	$285,352	$290,711 *

Expenses:
Distribution and service (12b-1) fees	65,819	129,254	168,574	78,456
Registration	55,225	57,895	60,368	55,957
Professional fees	16,938	23,298	26,819	18,872
Management fees	15,998	27,820	35,405	17,054
Shareholder account services	7,640	15,756	15,011	12,900
Shareholder reports and communications	5,985	8,556	10,217	6,917
Directors’ fees and expenses	4,681	4,981	5,167	4,705
Custody and related services	3,186	5,777	7,679	5,712
Miscellaneous	3,280	4,270	4,766	3,675
Total Expenses Before Waiver/
Reimbursement	178,752	277,607	334,006	204,248
Waiver/reimbursement of expenses (Note 3)	(48,943)	(37,076)	(76,922)	(83,162)
Total Expenses After Waiver/Reimbursement	129,809	240,531	257,084	121,086
Net Investment Income (Loss)	(129,354)	(238,270)	28,268	169,625

Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on investments	(2,529)	156,372	349,686	210,451 *
Capital gain distributions from Underlying Funds	989,807	1,314,756	1,314,681	330,668
Net change in unrealized appreciation
of investments	1,530,767	2,758,975	3,385,988	1,282,593
Net Gain on Investments	2,518,045	4,230,103	5,050,355	1,823,712
Increase in Net Assets from Operations	2,388,691	$3,991,833	$5,078,623	$1,993,337

___________
* Includes dividends and net realized loss of $69,663 and $11,289, respectively from an affiliated issuer (Note 7).

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Seligman		Seligman
	Time Horizon 30 Fund		Time Horizon 20 Fund
	Year Ended December 31,		Year Ended December 31,
	2006	2005	2006	2005
Operations:
Net investment loss	$(129,354)	$(90,116)	$(238,270)	$(193,667)
Net realized gain on investments
and capital gain distributions from
Underlying Funds	987,278	261,852	1,471,128	368,085
Net change in unrealized appreciation
of investments	1,530,767	939,608	2,758,975	1,946,287
Increase in Net Assets from Operations	2,388,691	1,111,344	3,991,833	2,120,705
Distributions to Shareholders:
Net realized short-term gain on investments
and distributions from Underlying Funds:
Class A	(122,435)	—	(120,981)	—
Class B	(27,631)	—	(15,468)	—
Class C	(33,351)	—	(30,517)	—
Class D	(7,021)	—	(5,680)	—
Total	(190,438)	—	(172,646)	—
Net realized long-term gain on investments
and distributions from Underlying Funds:
Class A	(57,052)	—	(139,639)	—
Class B	(28,758)	—	(67,760)	—
Class C	(36,623)	—	(135,118)	—
Class D	(7,820)	—	(25,049)	—
Total	(130,253)	—	(367,566)	—
Decrease in Net Assets from Distributions	(320,691)	—	(540,212)	—

Capital Share Transactions:
Net proceeds from sales of shares	4,623,488	2,605,023	4,914,521	5,940,073
Exchanged from associated funds	694,486	1,319,365	1,634,884	1,601,616
Investment of distributions	284,227	—	475,541	—
Total	5,602,201	3,924,388	7,024,946	7,541,689
Cost of shares repurchased	(1,604,469)	(1,695,402)	(4,148,778)	(3,764,974)
Exchanged into associated funds	(347,941)	(109,157)	(451,259)	(687,770)
Total	(1,952,410)	(1,804,559)	(4,600,037)	(4,452,744)
Increase in Net Assets from
Capital Share Transactions	3,649,791	2,119,829	2,424,909	3,088,945
Increase in Net Assets	5,717,791	3,231,173	5,876,530	5,209,650

Net Assets:
Beginning of year	13,044,599	9,813,426	24,358,676	19,149,026
End of Year*	$18,762,390	$13,044,599	$30,235,206	$24,358,676

___________
*	Net of accumulated net
	investment loss:	$ —	$(1,783)	$ —	$(1,802)

See Notes to Financial Statements.

Statements of Changes in Net Assets
(continued)

	Seligman		Seligman
	Time Horizon 10 Fund		Harvester Fund
	Year Ended December 31,		Year Ended December 31,
	2006	2005	2006	2005
Operations:
Net investment income	$28,268 *	$61,929	$169,625	$187,485
Net realized gain on investments and capital
gain distributions from Underlying Funds	1,664,367	543,120	541,119	52,322
Net change in unrealized appreciation
of investments	3,385,988	1,619,295	1,282,593	474,036
Increase in Net Assets from Operations	5,078,623	2,224,344	1,993,337	713,843
Distributions to Shareholders:
Net investment income:
Class A	(73,382)	(44,548)	(97,807)	(90,788)
Class B	—	(5,193)	(21,562)	(30,981)
Class C	—	(9,370)	(41,053)	(51,050)
Class D	—	(2,818)	(13,600)	(14,666)
Total	(73,382)	(61,929)	(174,022)**	(187,485)
Net realized short-term gain on investments
and distributions from Underlying Funds:
Class A	(108,123)	(44,749)	—	(27,387)
Class B	(38,974)*	(5,215)	—	(9,345)
Class C	(74,369)*	(9,413)	—	(15,399)
Class D	(19,564)*	(2,831)	—	(4,425)
Total	(241,030)	(62,208)	—	(56,556)
Return of capital:
Class A	—	—	(10,387)	—
Class B	—	—	(4,403)	—
Class C	—	—	(8,820)	—
Class D	—	—	(2,760)	—
Total	—	—	(26,370)	—
Decrease in Net Assets from Distributions	(314,412)	(124,137)	(200,392)	(244,041)
Capital Share Transactions:
Net proceeds from sales of shares	7,794,230	6,704,078	2,492,330	3,623,237
Exchanged from associated funds	3,296,061	4,767,290	1,894,166	1,156,202
Investment of distributions	269,151	115,780	191,729	192,347
Total	11,359,442	11,587,148	4,578,225	4,971,786
Cost of shares repurchased	(5,553,425)	(3,683,042)	(4,879,129)	(4,193,947)
Exchanged into associated funds	(1,758,909)	(1,020,158)	(1,436,216)	(600,216)
Total	(7,312,334)	(4,703,200)	(6,315,345)	(4,794,163)
Increase in Net Assets from
Capital Share Transactions	4,047,108	6,883,948	(1,737,120)	177,623
Increase in Net Assets	8,811,319	8,984,155	55,825	647,425
Net Assets:
Beginning of year	30,638,068	21,653,913	16,927,134	16,279,709
End of Year***	$39,449,387	$30,638,068	$16,982,959	$16,927,134

________
*

Consisted of net investment income (loss) of $73,382, $(12,768), $(25,310) and $(7,036) for Classes A, B, C and D, respectively. For federal income tax purposes, the net investment losses of Classes B, C and D were used to offset the respective Classes net short-term capital gains.

**	Consisted of dividends in excess of net investment income of $1,017, $1,260, $1,273 and $847 for Classes A, B, C and D, respectively.
***	Net of accumulated net investment income (loss):	$28,380	$(1,814)	$(4,928)	$(27,428)
See Notes to Financial Statements.

Notes to Financial Statements

1.

Multiple Classes of Shares — Seligman Time Horizon/Harvester Series, Inc. (the “Series”) consists of four separate funds: Seligman Time Horizon 30 Fund (“Time Horizon 30 Fund”), Seligman Time Horizon 20 Fund (“Time Horizon 20 Fund”), Seligman Time Horizon 10 Fund (“Time Horizon 10 Fund”), and Seligman Harvester Fund (“Harvester Fund”). Each Fund invests in a combination of Class A shares of other Seligman mutual funds (the “Underlying Funds”). Each Fund of the Series offers four classes of shares.

Class A shares are sold with an initial sales charge of up to 4.75%. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Eligible employee benefit plans which have at least $500,000 invested in the Seligman Group of Mutual Funds or 50 eligible employees may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman registered investment company, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares are sold primarily with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase. The four classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and service (12b-1) fees and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.

Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. The following summarizes the significant accounting policies of the Series:

a.

Security Valuation — Underlying Funds owned by a Fund are valued at their respective net asset values. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

Notes to Financial Statements

b.	Federal Taxes — Each Fund in the Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.

Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on an accrual basis. Dividends receivable are recorded on ex-dividend dates. Distributions received from the Fund’s investments are initially recorded as dividend income as reported by the issuers. Portions of these distributions will be appropriately recharacterized as capital gains or returns of capital based on reporting from the issuers received after the end of the year. The annual financial statements will reflect any such recharacterizations.

d.

Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Fund based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service (12b-1) fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the year ended December 31, 2006, distribution and service (12b-1) fees were the only class-specific expenses.

e.	Distributions to Shareholders — Dividends and distributions to shareholders are recorded on ex-dividend dates.

3.

Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Series and provides the necessary personnel and facilities. Compensation of all officers of the Series, all directors of the Series who are employees of the Manager, and all personnel of the Series and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.10% per annum of each Fund’s average daily net assets. The Manager voluntarily waived its management fee and reimbursed each Fund’s expenses, other than distribution and service (12b-1) fees, that exceeded 0.50% per annum of the Fund’s average daily net assets through March 31, 2005. Beginning April 1, 2005 through April 30, 2007, the Manager has contractually undertaken to waive its management fee and/or reimburse each Fund’s expenses in order to limit Fund expenses (other than distribution and service (12b-1) fees) to 0.40% per annum of average daily net assets for Time Horizon 30 Fund and Time Horizon 20 Fund and to limit Fund expenses to 0.25% per annum of average daily net assets for Time Horizon 10 Fund and Harvester Fund. From May 1, 2007 through December 31, 2010, the Manager has contractually undertaken to waive its management fee and/or to reimburse each Fund’s expenses, other than distribution and service (12b-1) fees, that exceed 0.75% per annum of average daily net assets.

For the year ended December 31, 2006, the amount of expenses waived and reimbursed by the Manager and the amount receivable from the Manager at December 31, 2006 were as follows:

	Waiver and	Receivable from
Fund	Reimbursements	Manager
Time Horizon 30 Fund	$48,943	$ —
Time Horizon 20 Fund	37,076	—
Time Horizon 10 Fund	76,922	—
Harvester Fund	83,162	3,511

For the year ended December 31, 2006, Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Series’ shares and an affiliate of the Manager, received the following commissions and concessions from sales of Class A and Class C shares. Commissions were also paid to dealers for sales of Class A and Class C shares as follows:

Notes to Financial Statements

	Commissions			Commissions
	and			and
	Concessions			Concessions
	Retained by	Dealer		Retained by	Dealer
Fund	Distributor	Commissions	Fund	Distributor	Commissions
Time Horizon 30 Fund	$ 3,222	$35,313	Time Horizon 10 Fund	$12,268	$106,981
Time Horizon 20 Fund	7,307	54,713	Harvester Fund	3,504	30,822

Each Fund of the Series has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A, Class B, Class C, and Class D shares, service organizations can enter into agreements with the Distributor and receive a continuing service fee of up to 0.25% per annum of the average daily net assets attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. To avoid any duplication of the service fee, the service fees to be paid by each class of a Fund will be reduced by the dollar amount of any service fees paid by the Underlying Funds with respect to shares owned by the Fund.

For the year ended December 31, 2006, service fees incurred by the Time Horizon 30 Fund, Time Horizon 20 Fund, Time Horizon 10 Fund, and the Harvester Fund (net of service fees paid by Underlying Funds), aggregated $129, $50, $216, and $65, respectively, or 0.01%, 0.01%, 0.01%, and 0.00%, respectively per annum of the average daily net assets of Class A shares.

Under the Plan, with respect to Class C and Class D shares, service organizations may receive up to 0.75% per annum of the average daily net assets for providing other distribution assistance. Such fees are paid monthly by the Funds to the Distributor pursuant to the Plan.

For the year ended December 31, 2006, the service fees and distribution fees incurred under the Plan (net of service fees paid by Underlying Funds), and their equivalent per annum percentage of the average daily net assets of Class B, Class C, and Class D shares, were as follows:

Fund	Class B	Class C	Class D	Fee Rate
Time Horizon 30 Fund	$26,181	$32,229	$ 7,280	0.75%
Time Horizon 20 Fund	38,924	75,590	14,690	0.75
Time Horizon 10 Fund	48,682	93,642	26,034	0.75
Harvester Fund	21,728	42,899	13,764	0.75

The Distributor and Seligman Services, Inc., also an affiliate of the Manager, are eligible to receive distribution and service (12b-1) fees pursuant to the Plan. For the year ended December 31, 2006, the Distributor and Seligman Services, Inc. received distribution and service (12b-1) fees pursuant to the Plan as follows:
	Distribution and		Distribution and
Fund	Service (12b-1) Fees	Fund	Service (12b-1) Fees
Time Horizon 30 Fund	$ 813	Time Horizon 10 Fund	$848
Time Horizon 20 Fund	1,434	Harvester Fund	787

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C and Class D shares. For the year ended December 31, 2006, such charges amounted to $1,428 for Time Horizon 30 Fund, $2,353 for Time Horizon 20 Fund, $3,099 for Time Horizon 10 Fund and $1,742 for Harvester Fund. The Distributor has sold its rights to third parties to collect any CDSC imposed on redemptions of Class B shares.

Notes to Financial Statements

For the year ended December 31, 2006, Seligman Data Corp., which is owned by certain associated investment companies, charged the Series at cost the following amounts for shareholder account services in accordance with a methodology approved by the Series’ directors:

Fund	Amount	Fund	Amount
Time Horizon 30 Fund	$ 7,640	Time Horizon 10 Fund	$15,011
Time Horizon 20 Fund	15,756	Harvester Fund	12,900

Costs of Seligman Data Corp. directly attributable to each Fund were charged to the Fund. The remaining charges were allocated to the Funds by Seligman Data Corp. pursuant to a formula based on each Fund’s net assets, shareholder transaction volume and number of shareholder accounts.

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Series has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Funds of the Series or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by a Fund for federal income tax purposes until such amounts are paid. The accumulated balances at December 31, 2005 were as follows:

Fund	Amount	Fund	Amount
Time Horizon 30 Fund	$1,783	Time Horizon 10 Fund	$1,814
Time Horizon 20 Fund	1,802	Harvester Fund	1,809

These accumulated balances were paid to the participating director in January, 2006. As of December 31, 2006, no directors were participating in the deferred compensation arrangement.

4.	Purchases and Sales of Securities — Purchases and sales of portfolio securities (Underlying Funds), excluding short-term investments, for the year ended December 31, 2006, were as follows:
Fund	Purchases	Sales	Fund	Purchases	Sales
Time Horizon 30 Fund	$4,288,062	$202,456	Time Horizon 10 Fund	$7,562,630	$2,320,631
Time Horizon 20 Fund	4,750,237	1,566,705	Harvester Fund	1,848,682	3,262,144

5.

Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

At December 31, 2006, the tax basis cost of investments for federal income tax purposes for each Fund was as follows:

Fund	Tax Basis Cost	Fund	Tax Basis Cost
Time Horizon 30 Fund	$14,684,622	Time Horizon 10 Fund	$33,403,731
Time Horizon 20 Fund	24,245,905	Harvester Fund	15,219,536

Notes to Financial Statements

The tax basis cost was greater than the cost for financial reporting purposes primarily due to the following tax deferral of losses on wash sales:

Fund	Amount	Fund	Amount
Time Horizon 30 Fund	$ 86,063	Time Horizon 10 Fund	$601,538
Time Horizon 20 Fund	598,178	Harvester Fund	699,406

At December 31, 2006, the tax basis components of accumulated earnings (losses) were as follows:

	Time	Time	Time
	Horizon 30	Horizon 20	Horizon 10	Harvester
	Fund	Fund	Fund	Fund
Gross unrealized appreciation of
portfolio securities	$3,872,214	$6,107,021	$6,122,957	$2,143,224
Gross unrealized depreciation of
portfolio securities	—	—	(118,284)	(381,231)
Net unrealized appreciation of
portfolio securities	3,872,214	6,107,021	6,004,673	1,761,993
Undistributed ordinary income	—	—	28,380	—
Current period net realized gain	667,621	966,300	—	—
Capital loss carryforwards	—	—	(538,257)	(867,826)
Total accumulated earnings (losses)	$4,539,835	$7,073,321	$5,494,796	$894,167

At December 31, 2006, Time Horizon 10 Fund and Harvester Fund had net capital loss carryforwards for federal income tax purposes which are available for offset against future taxable net capital gains. The loss carryforwards expire as follows:

Expiration	2011	2012	Total
Time Horizon 10 Fund	$418,273	$119,984	$538,257
Harvester Fund	404,876	462,950	867,826

Accordingly, no capital gains distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryforwards.

During the year ended December 31, 2006, the Time Horizon 10 Fund and the Harvester Fund utilized $1,442,784 and $588,727, respectively, of prior years’ capital loss carryforwards to offset current year’s net capital gains.

The tax character of distributions paid during the years ended December 31, 2006 and 2005 were as follows:

	Ordinary Income		Long-Term Capital Gain		Return of Capital
	2006	2005	2006	2005	2006	2005
Time Horizon 30 Fund	$190,438	$ —	$ 130,253	$ —	$ —	$ —
Time Horizon 20 Fund	172,646	—	367,566	—	—	—
Time Horizon 10 Fund	314,412	124,137	—	—	—	—
Harvester Fund	174,024	244,041	—	—	26,370	—

A portion of the cost of the shares repurchased from shareholders represents capital gain distributions for tax purposes. For the year ended December 31, 2006, these amounts were as follows:

	Cost of Shares	Capital Gain
	Repurchased	Distributions
Time Horizon 30 Fund	$1,952,410	$24,000
Time Horizon 20 Fund	4,600,037	51,000
This information is provided for federal tax purposes only.

Notes to Financial Statements

6.

Capital Stock Share Transactions — The Board of Directors of the Series, at its discretion, may classify any unissued shares of Capital Stock among any Fund of the Series. The Series has authorized 4,000,000,000 shares all at a par value of $0.001 per share. Transactions in shares of Capital Stock were as follows:

	Year Ended December 31,
Time Horizon 30 Fund	2006		2005
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	299,956	$2,311,304	203,801	$1,365,453
Exchanged from associated funds	35,163	272,702	56,799	379,616
Converted from Class B*	16,094	126,230	9,425	63,152
Investment of distributions	21,561	169,627	—	—
Total	372,774	2,879,863	270,025	1,808,221
Cost of shares repurchased	(71,606)	(554,797)	(111,416)	(724,707)
Exchanged into associated funds	(4,948)	(37,073)	(10,876)	(73,156)
Total	(76,554)	(591,870)	(122,292)	(797,863)
Increase	296,220	$2,287,993	147,733	$1,010,358
Class B	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	105,684	$791,582	78,099	$507,580
Exchanged from associated funds	33,933	256,135	110,548	709,386
Investment of distributions	5,751	42,134	—	—
Total	145,368	1,089,851	188,647	1,216,966
Cost of shares repurchased	(59,674)	(440,562)	(68,152)	(438,152)
Exchanged into associated funds	(5,288)	(37,912)	(3,995)	(24,832)
Converted to Class A*	(16,834)	(126,230)	(9,809)	(63,152)
Total	(81,796)	(604,704)	(81,956)	(526,136)
Increase	63,572	$485,147	106,691	$690,830
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	184,677	$1,377,074	94,129	$611,959
Exchanged from associated funds	20,498	153,550	20,489	133,096
Investment of distributions	8,708	63,989	—	—
Total	213,883	1,594,613	114,618	745,055
Cost of shares repurchased	(62,360)	(458,140)	(56,627)	(360,847)
Exchanged into associated funds	(33,592)	(256,222)	(648)	(4,268)
Total	(95,952)	(714,362)	(57,275)	(365,115)
Increase	117,931	$880,251	57,343	$379,940
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	19,232	$143,528	18,484	$120,031
Exchanged from associated funds	1,616	12,099	14,823	97,267
Investment of distributions	1,177	8,477	—	—
Total	22,025	164,104	33,307	217,298
Cost of shares repurchased	(19,879)	(150,970)	(27,354)	(171,696)
Exchanged into associated funds	(2,212)	(16,734)	(1,129)	(6,901)
Total	(22,091)	(167,704)	(28,483)	(178,597)
Increase (decrease)	(66)	$(3,600)	4,824	$38,701

_________
See footnote on page 28.

Notes to Financial Statements

	Year Ended December 31,
Time Horizon 20 Fund	2006		2005
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	326,173	$2,516,870	367,829	$2,427,597
Exchanged from associated funds	77,601	600,749	127,482	836,457
Converted from Class B*	23,796	182,853	13,031	89,339
Investment of distributions	29,574	227,806	—	—
Total	457,144	3,528,278	508,342	3,353,393
Cost of shares repurchased	(213,230)	(1,644,057)	(303,936)	(2,005,057)
Exchanged into associated funds	(21,729)	(166,941)	(31,563)	(204,074)
Total	(234,959)	(1,810,998)	(335,499)	(2,209,131)
Increase	222,185	$1,717,280	172,843	$1,144,262
Class B	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	84,561	$613,505	130,738	$814,592
Exchanged from associated funds	63,643	463,038	65,434	416,228
Investment of distributions	10,324	73,920	—	—
Total	158,528	1,150,463	196,172	1,230,820
Cost of shares repurchased	(122,514)	(899,050)	(125,064)	(786,097)
Exchanged into associated funds	(1,612)	(11,732)	(14,677)	(91,920)
Converted to Class A*	(25,011)	(182,853)	(13,638)	(89,339)
Total	(149,137)	(1,093,635)	(153,379)	(967,356)
Increase	9,391	$56,828	42,793	$263,464
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	209,035	$1,530,897	364,414	$2,279,575
Exchanged from associated funds	66,878	480,064	38,503	235,996
Investment of distributions	20,544	147,177	—	—
Total	296,457	2,158,138	402,917	2,515,571
Cost of shares repurchased	(146,405)	(1,059,016)	(119,254)	(755,924)
Exchanged into associated funds	(33,177)	(237,179)	(54,736)	(351,029)
Total	(179,582)	(1,296,195)	(173,990)	(1,106,953)
Increase	116,875	$861,943	228,927	$1,408,618
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	34,600	$253,249	66,728	$418,309
Exchanged from associated funds	12,178	91,033	17,522	112,935
Investment of distributions	3,744	26,638	—	—
Total	50,522	370,920	84,250	531,244
Cost of shares repurchased	(73,850)	(546,655)	(33,559)	(217,896)
Exchanged into associated funds	(4,686)	(35,407)	(6,191)	(40,747)
Total	(78,536)	(582,062)	(39,750)	(258,643)
Increase (decrease)	(28,014)	$(211,142)	44,500	$272,601

_________
See footnote on page 28.

Notes to Financial Statements

	Year Ended December 31,
Time Horizon 10 Fund	2006		2005
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	521,142	$3,685,514	475,659	$2,950,906
Exchanged from associated funds	145,961	1,019,701	176,690	1,090,947
Converted from Class B*	44,639	319,052	12,647	79,959
Investment of distributions	21,424	162,591	12,731	84,916
Total	733,166	5,186,858	677,727	4,206,728
Cost of shares repurchased	(312,736)	(2,235,423)	(196,150)	(1,232,749)
Exchanged into associated funds	(90,922)	(642,376)	(5,269)	(32,508)
Total	(403,658)	(2,877,799)	(201,419)	(1,265,257)
Increase	329,508	$2,309,059	476,308	$2,941,471
Class B	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	127,287	$897,885	184,388	$1,124,581
Exchanged from associated funds	91,728	639,794	129,435	785,657
Investment of distributions	3,664	27,405	1,329	8,747
Total	222,679	1,565,084	315,152	1,918,985
Cost of shares repurchased	(121,485)	(841,628)	(106,651)	(656,662)
Exchanged into associated funds	(6,599)	(45,036)	(11,075)	(65,728)
Converted to Class A*	(45,449)	(319,052)	(12,859)	(79,959)
Total	(173,533)	(1,205,716)	(130,585)	(802,349)
Increase	49,146	$359,368	184,567	$1,116,636
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	418,617	$2,925,795	308,008	$1,876,573
Exchanged from associated funds	200,528	1,386,008	339,426	2,078,093
Investment of distributions	8,765	65,566	2,526	16,620
Total	627,910	4,377,369	649,960	3,971,286
Cost of shares repurchased	(280,027)	(1,973,422)	(203,980)	(1,257,463)
Exchanged into associated funds	(141,034)	(959,233)	(138,827)	(833,866)
Total	(421,061)	(2,932,655)	(342,807)	(2,091,329)
Increase	206,849	$1,444,714	307,153	$1,879,957
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	40,950	$285,036	122,192	$752,018
Exchanged from associated funds	36,089	250,558	132,938	812,593
Investment of distributions	1,817	13,589	835	5,497
Total	78,856	549,183	255,965	1,570,108
Cost of shares repurchased	(71,469)	(502,952)	(87,425)	(536,168)
Exchanged into associated funds	(16,422)	(112,264)	(14,570)	(88,056)
Total	(87,891)	(615,216)	(101,995)	(624,224)
Increase (decrease)	(9,035)	$(66,033)	153,970	$945,884

_________
See footnote on page 28.

Notes to Financial Statements

	Year Ended December 31,
Harvester Fund	2006		2005
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	179,200	$1,050,540	351,839	$1,907,608
Exchanged from associated funds	188,152	1,114,761	65,728	360,365
Converted from Class B*	57,785	337,884	22,987	126,955
Investment of distributions	17,554	103,349	17,912	99,502
Total	442,691	2,606,534	458,466	2,494,430
Cost of shares repurchased	(373,069)	(2,193,279)	(234,268)	(1,284,529)
Exchanged into associated funds	(119,875)	(709,547)	(13,622)	(74,311)
Total	(492,944)	(2,902,826)	(247,890)	(1,358,840)
Increase (decrease)	(50,253)	$(296,292)	210,576	$1,135,590
Class B	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	23,255	$136,410	21,238	$115,578
Exchanged from associated funds	70,095	405,227	87,542	477,874
Investment of distributions	4,178	24,513	5,196	28,932
Total	97,528	566,150	113,976	622,384
Cost of shares repurchased	(161,999)	(950,787)	(194,086)	(1,068,411)
Exchanged into associated funds	(8,333)	(49,050)	(40,887)	(221,398)
Converted to Class A*	(57,777)	(337,836)	(22,986)	(126,945)
Total	(228,109)	(1,337,673)	(257,959)	(1,416,754)
Decrease	(130,581)	$(771,523)	(143,983)	$(794,370)
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	178,200	$1,042,398	139,258	$768,026
Exchanged from associated funds	32,401	187,592	33,600	182,945
Investment of distributions	8,024	47,123	8,819	49,116
Total	218,625	1,277,113	181,677	1,000,087
Cost of shares repurchased	(210,786)	(1,246,848)	(293,089)	(1,624,987)
Exchanged into associated funds	(47,600)	(280,466)	(52,321)	(288,009)
Total	(258,386)	(1,527,314)	(345,410)	(1,912,996)
Decrease	(39,761)	$(250,201)	(163,733)	$(912,909)
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	45,179	$262,934	150,708	$832,015
Exchanged from associated funds	31,598	186,586	24,610	135,018
Investment of distributions	2,853	16,744	2,644	14,797
Total	79,630	466,264	177,962	981,830
Cost of shares repurchased	(80,518)	(488,215)	(39,524)	(216,020)
Exchanged into associated funds	(69,615)	(397,153)	(3,039)	(16,498)
Total	(150,133)	(885,368)	(42,563)	(232,518)
Increase (decrease)	(70,503)	$(419,104)	135,399	$749,312

_________
*				Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date. The amounts of dividends accrued on Class B shares between the last dividend payment date and the conversion date is invested in Class A shares and is included in the conversion from Class B amount.

Notes to Financial Statements

7.

Affiliated Issuer — As defined under the Investment Company Act of 1940, as amended, an affiliated issuer is an issuer in which a fund’s holdings of the issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Harvester Fund’s transactions in the securities of the issuer during the year ended December 31, 2006, is as follows:

		Gross	Gross			Realized
	Beginning	Purchases	Sales and	Ending	Dividend	Gain	Ending
Affiliate	Shares	and Additions	Reductions	Shares	Income	(Loss)	Value
Seligman Core Fixed
Income Fund	239,971	39,055	37,780	241,246	$ 69,663	$ (11,289)	$1,700,785

8.

Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (the “Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of all Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three mutual funds and agreed to waive a portion of its management fee with respect to another mutual fund (none of which was a Fund of Seligman Time Horizon/Harvester Series).

Beginning in February 2004, the Manager was in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager, the Distributor, and Seligman Data Corp. (together, “Seligman”).

Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas sought various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intended to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading

Notes to Financial Statements

other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading.

On September 26, 2006, the Attorney General commenced a civil action in New York State Supreme Court against J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino (President of the Manager and the Seligman Funds), reiterating, in substance, the foregoing claims and various other related matters. The Attorney General also claims that the fees charged by Seligman are excessive. The Attorney General is seeking damages and restitution, disgorgement, penalties and costs (collectively, “Damages”), including Damages of at least $80 million relating to alleged timing occurring in the Seligman Funds and disgorgement of profits and management fees, and injunctive relief. Seligman and Mr. Zino believe that the claims are without merit and intend to defend themselves vigorously.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any Damages will be paid by Seligman and not by the Seligman Funds. If Seligman is unsuccessful in its defense of these proceedings, it and its affiliates could be barred from providing services to the Seligman Funds, including serving as an investment adviser for the Seligman Funds and principal underwriter for the open-end Seligman Funds. If these results occur, Seligman will seek exemptive relief from the SEC to permit it and its affiliates to continue to provide services to the Seligman Funds. There is no assurance that such exemptive relief will be granted.

Seligman does not believe that the foregoing legal action or other possible actions should have a material adverse impact on Seligman or the Seligman Funds; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

9.

Recently Issued Accounting Pronouncements — In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 provides guidance for how uncertain tax positions, if any, should be recognized, measured, presented and disclosed in the financial statements.FIN 48 is effective for fiscal years beginning after December 15, 2006 and, in accordance with recent SEC guidance, can be implemented within the first required financial statement reporting period. Accordingly, the Series will incorporate the effects, if any, of FIN 48 in its semi-annual report for the six months ended June 30, 2007. The Series is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value of assets and liabilities and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Series is currently evaluating the impact of the adoption of SFAS No. 157 but believes the impact will be limited to expanded disclosures in the Series’ financial statements.

Financial Highlights

The tables below are intended to help you understand the financial performance of each Class of each Fund for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any taxes or sales charges.

Time Horizon 30 Fund

	Year Ended December 31,
Class A	2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Year	$7.25	$6.56	$5.68	$4.08	$5.51
Income (Loss) from Investment Operations:
Net investment loss	(0.03)	(0.03)	(0.03)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	1.23	0.72	0.91	1.62	(1.41)
Total from Investment Operations	1.20	0.69	0.88	1.60	(1.43)
Less Distributions to Shareholders:
Net realized short-term capital gains	(0.12)	—	—	—	—
Net realized long-term capital gains	(0.06)	—	—	—	—
Total Distributions	(0.18)	—	—	—	—
Net Asset Value, End of Year	$8.27	$7.25	$6.56	$5.68	$4.08
Total Return	16.62%	10.52%	15.49%#	39.22%	(25.95)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$9,007	$5,747	$4,230	$2,703	$1,531
Ratio of expenses to average net assets	0.40%	0.42%	0.51%	0.51%	0.51%
Ratio of net investment loss to average net assets	(0.40)%	(0.42)%	(0.50)%	(0.47)%	(0.49)%
Portfolio turnover rate	1.27%	2.27%	2.79%	1.74%	—
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	0.71%	1.03%	1.22%	1.58%	1.93%
Ratio of net investment loss to average net assets	(0.71)%	(1.03)%	(1.21)%	(1.55)%	(1.91)%
_________
See footnotes on page 46.

Financial Highlights

Time Horizon 30 Fund (continued)

	Year Ended December 31,
Class B	2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Year	$6.95	$6.33	$5.53	$3.99	$5.43
Income (Loss) from Investment Operations:
Net investment loss	(0.09)	(0.08)	(0.07)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments	1.18	0.70	0.87	1.60	(1.38)
Total from Investment Operations	1.09	0.62	0.80	1.54	(1.44)
Less Distributions to Shareholders:
Net realized short-term capital gains	(0.06)	—	—	—	—
Net realized long-term capital gains	(0.06)	—	—	—	—
Total Distributions	(0.12)	—	—	—	—
Net Asset Value, End of Year	$7.92	$6.95	$6.33	$5.53	$3.99
Total Return	15.76%	9.79%	14.47%#	38.60%	(26.52)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$3,925	$3,001	$2,060	$1,490	$806
Ratio of expenses to average net assets	1.16%	1.18%	1.26%	1.25%	1.26%
Ratio of net investment loss to average net assets	(1.16)%	(1.18)%	(1.25)%	(1.22)%	(1.24)%
Portfolio turnover rate	1.27%	2.27%	2.79%	1.74%	—
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.47%	1.79%	1.97%	2.33%	2.68%
Ratio of net investment loss to average net assets	(1.47)%	(1.79)%	(1.96)%	(2.30)%	(2.66)%
_________
See footnotes on page 46.

Financial Highlights

Time Horizon 30 Fund (continued)

	Year Ended December 31,
Class C	2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Year	$6.95	$6.33	$5.53	$3.99	$5.43
Income (Loss) from Investment Operations:
Net investment loss	(0.09)	(0.08)	(0.07)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments	1.18	0.70	0.87	1.60	(1.38)
Total from Investment Operations	1.09	0.62	0.80	1.54	(1.44)
Less Distributions to Shareholders:
Net realized short-term capital gains	(0.06)	—	—	—	—
Net realized long-term capital gains	(0.06)	—	—	—	—
Total Distributions	(0.12)	—	—	—	—
Net Asset Value, End of Year	$7.92	$6.95	$6.33	$5.53	$3.99
Total Return	15.76%	9.79%	14.47%#	38.60%	(26.52)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$4,832	$3,420	$2,755	$2,086	$1,649
Ratio of expenses to average net assets	1.16%	1.18%	1.26%	1.25%	1.26%
Ratio of net investment loss to average net assets	(1.16)%	(1.18)%	(1.25)%	(1.22)%	(1.24)%
Portfolio turnover rate	1.27%	2.27%	2.79%	1.74%	—
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.47%	1.79%	1.97%	2.33%	2.68%
Ratio of net investment loss to average net assets	(1.47)%	(1.79)%	(1.96)%	(2.30)%	(2.66)%
_________
See footnotes on page 46.

Financial Highlights

Time Horizon 30 Fund (continued)

	Year Ended December 31,
Class D	2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Year	$6.95	$6.33	$5.53	$3.99	$5.43
Income (Loss) from Investment Operations:
Net investment loss	(0.09)	(0.08)	(0.07)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments	1.18	0.70	0.87	1.60	(1.38)
Total from Investment Operations	1.09	0.62	0.80	1.54	(1.44)
Less Distributions to Shareholders:
Net realized short-term capital gains	(0.06)	—	—	—	—
Net realized long-term capital gains	(0.06)	—	—	—	—
Total Distributions	(0.12)	—	—	—	—
Net Asset Value, End of Year	$7.92	$6.95	$6.33	$5.53	$3.99
Total Return	15.76%	9.79%	14.47%#	38.60%	(26.52)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$998	$876	$768	$707	$355
Ratio of expenses to average net assets	1.16%	1.18%	1.26%	1.25%	1.26%
Ratio of net investment loss to average net assets	(1.16)%	(1.18)%	(1.25)%	(1.22)%	(1.24)%
Portfolio turnover rate	1.27%	2.27%	2.79%	1.74%	—
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.47%	1.79%	1.97%	2.33%	2.68%
Ratio of net investment loss to average net assets	(1.47)%	(1.79)%	(1.96)%	(2.30)%	(2.66)%
_________
See footnotes on page 46.

Financial Highlights

Time Horizon 20 Fund

	Year Ended December 31,
Class A	2006		2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Year	$7.18		$6.53	$5.67	$4.11	$5.59
Income (Loss) from Investment Operations:
Net investment loss	—	ø	(0.03)	(0.03)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	1.16		0.68	0.89	1.58	(1.46)
Total from Investment Operations	1.16		0.65	0.86	1.56	(1.48)
Less Distributions to Shareholders:
Net realized short-term capital gains	(0.08)		—	—	—	—
Net realized long-term capital gains	(0.10)		—	—	—	—
Total Distributions	(0.18)		—	—	—	—
Net Asset Value, End of Year	$8.16		$7.18	$6.53	$5.67	$4.11
Total Return	16.30%		9.79%	15.34%#	37.96%	(26.48)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$12,189		$9,133	$7,179	$4,657	$2,683
Ratio of expenses to average net assets	0.40%		0.42%	0.50%	0.50%	0.51%
Ratio of net investment loss to average net assets	(0.39)%		(0.42)%	(0.47)%	(0.41)%	(0.44)%
Portfolio turnover rate	5.63%		5.42%	5.50%	1.55%	3.01%
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	0.53%		0.67%	0.75%	0.81%	1.19%
Ratio of net investment loss to average net assets	(0.52)%		(0.67)%	(0.72)%	(0.73)%	(1.12)%
_________
See footnotes on page 46.

Financial Highlights

Time Horizon 20 Fund (continued)

	Year Ended December 31,
Class B	2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Year	$6.85	$6.28	$5.49	$4.00	$5.48
Income (Loss) from Investment Operations:
Net investment loss	(0.08)	(0.08)	(0.07)	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments	1.12	0.65	0.86	1.54	(1.42)
Total from Investment Operations	1.04	0.57	0.79	1.49	(1.48)
Less Distributions to Shareholders:
Net realized short-term capital gains	(0.02)	—	—	—	—
Net realized long-term capital gains	(0.10)	—	—	—	—
Total Distributions	(0.12)	—	—	—	—
Net Asset Value, End of Year	$7.77	$6.85	$6.28	$5.49	$4.00
Total Return	15.30%	9.08%	14.39%#	37.25%	(27.01)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$5,411	$4,703	$4,041	$2,949	$1,559
Ratio of expenses to average net assets	1.16%	1.18%	1.25%	1.25%	1.26%
Ratio of net investment loss to average net assets	(1.15)%	(1.18)%	(1.22)%	(1.16)%	(1.19)%
Portfolio turnover rate	5.63%	5.42%	5.50%	1.55%	3.01%
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.29%	1.43%	1.50%	1.56%	1.94%
Ratio of net investment loss to average net assets	(1.28)%	(1.43)%	(1.47)%	(1.48)%	(1.87)%
_________
See footnotes on page 46.

Financial Highlights

Time Horizon 20 Fund (continued)

	Year Ended December 31,
Class C	2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Year	$6.85	$6.28	$5.49	$4.00	$5.48
Income (Loss) from Investment Operations:
Net investment loss	(0.08)	(0.08)	(0.07)	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments	1.12	0.65	0.86	1.54	(1.42)
Total from Investment Operations	1.04	0.57	0.79	1.49	(1.48)
Less Distributions to Shareholders:
Net realized short-term capital gains	(0.02)	—	—	—	—
Net realized long-term capital gains	(0.10)	—	—	—	—
Total Distributions	(0.12)	—	—	—	—
Net Asset Value, End of Year	$7.77	$6.85	$6.28	$5.49	$4.00
Total Return	15.30%	9.08%	14.39%#	37.25%	(27.01)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$10,847	$8,756	$6,588	$5,695	$4,405
Ratio of expenses to average net assets	1.16%	1.18%	1.25%	1.25%	1.26%
Ratio of net investment loss to average net assets	(1.15)%	(1.18)%	(1.22)%	(1.16)%	(1.19)%
Portfolio turnover rate	5.63%	5.42%	5.50%	1.55%	3.01%
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.29%	1.43%	1.50%	1.56%	1.94%
Ratio of net investment loss to average net assets	(1.28)%	(1.43)%	(1.47)%	(1.48)%	(1.87)%
_________
See footnotes on page 46.

Financial Highlights

Time Horizon 20 Fund (continued)

	Year Ended December 31,
Class D	2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Year	$6.85	$6.28	$5.49	$4.00	$5.48
Income (Loss) from Investment Operations:
Net investment loss	(0.08)	(0.08)	(0.07)	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments	1.13	0.65	0.86	1.54	(1.42)
Total from Investment Operations	1.05	0.57	0.79	1.49	(1.48)
Less Distributions to Shareholders:
Net realized short-term capital gains	(0.02)	—	—	—	—
Net realized long-term capital gains	(0.10)	—	—	—	—
Total Distributions	(0.12)	—	—	—	—
Net Asset Value, End of Year	$7.78	$6.85	$6.28	$5.49	$4.00
Total Return	15.30%	9.08%	14.39%#	37.25%	(27.01)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,788	$1,767	$1,340	$1,217	$933
Ratio of expenses to average net assets	1.16%	1.18%	1.25%	1.25%	1.26%
Ratio of net investment loss to average net assets	(1.15)%	(1.18)%	(1.22)%	(1.16)%	(1.19)%
Portfolio turnover rate	5.63%	5.42%	5.50%	1.55%	3.01%
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.29%	1.43%	1.50%	1.56%	1.94%
Ratio of net investment loss to average net assets	(1.28)%	(1.43)%	(1.47)%	(1.48)%	(1.87)%
_________
See footnotes on page 46.

Financial Highlights

Time Horizon 10 Fund

	Year Ended December 31,
Class A	2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Year	$6.64	$6.18	$5.53	$4.19	$5.55
Income (Loss) from Investment Operations:
Net investment income	0.04	0.05	0.05	0.04	0.05
Net realized and unrealized gain (loss) on investments	1.02	0.46	0.66	1.34	(1.35)
Total from Investment Operations	1.06	0.51	0.71	1.38	(1.30)
Less Distributions to Shareholders:
Net investment income	(0.04)	(0.05)	(0.05)	(0.04)	(0.05)
Net realized short-term capital gains	(0.05)	—	(0.01)	—	—
Return of capital	—	—	—	—	(0.01)
Total Distributions	(0.09)	(0.05)	(0.06)	(0.04)	(0.06)
Net Asset Value, End of Year	$7.61	$6.64	$6.18	$5.53	$4.19
Total Return	16.00%	8.32%	12.79%#	32.96%	(23.43)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$15,138	$11,020	$7,313	$4,415	$2,627
Ratio of expenses to average net assets	0.25%	0.30%	0.50%	0.50%	0.51%
Ratio of net investment income to average net assets	0.56%	0.73%	0.80%	0.87%	1.01%
Portfolio turnover rate	6.55%	3.45%	16.84%	7.48%	8.20%
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	0.47%	0.60%	0.70%	0.81%	0.87%
Ratio of net investment income to average net assets	0.34%	0.43%	0.62%	0.56%	0.65%

See footnotes on page 46.

Financial Highlights

Time Horizon 10 Fund (continued)

	Year Ended December 31,
Class B	2006	2005		2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Year	$6.55	$6.10		$5.47	$4.16	$5.50
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.01)	—	ø	0.01	0.01	0.02
Net realized and unrealized gain (loss) on investments	1.00	0.46		0.64	1.31	(1.33)
Total from Investment Operations	0.99	0.46		0.65	1.32	(1.31)
Less Distributions to Shareholders:
Net investment income	—	—	ø	(0.01)	(0.01)	(0.02)
Net realized short-term capital gains	(0.04)	(0.01)		(0.01)	—	—
Return of capital	—	—		—	—	(0.01)
Total Distributions	(0.04)	(0.01)		(0.02)	(0.01)	(0.03)
Net Asset Value, End of Year	$7.50	$6.55		$6.10	$5.47	$4.16
Total Return	15.13%	7.39%		12.11%#	31.71%	(23.90)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$7,110	$5,888		$4,360	$4,123	$3,110
Ratio of expenses to average net assets	1.01%	1.06%		1.25%	1.25%	1.26%
Ratio of net investment income (loss)
to average net assets	(0.20)%	(0.03)%		0.05%	0.12%	0.26%
Portfolio turnover rate	6.55%	3.45%		16.84%	7.48%	8.20%
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.23%	1.36%		1.45%	1.56%	1.62%
Ratio of net investment loss
to average net assets	(0.42)%	(0.33)%		(0.14)%	(0.19)%	(0.10)%

See footnotes on page 46.

Financial Highlights

Time Horizon 10 Fund (continued)

	Year Ended December 31,
Class C	2006	2005		2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Year	$6.55	$6.11		$5.47	$4.16	$5.50
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.01)	—	ø	0.01	0.01	0.02
Net realized and unrealized gain (loss) on investments	1.00	0.45		0.65	1.31	(1.33)
Total from Investment Operations	0.99	0.45		0.66	1.32	(1.31)
Less Distributions to Shareholders:
Net investment income	—	—	ø	(0.01)	(0.01)	(0.02)
Net realized short-term capital gains	(0.04)	(0.01)		(0.01)	—	—
Return of capital	—	—		—	—	(0.01)
Total Distributions	(0.04)	(0.01)		(0.02)	(0.01)	(0.03)
Net Asset Value, End of Year	$7.50	$6.55		$6.11	$5.47	$4.16
Total Return	15.13%	7.39%		12.11%#	31.71%	(23.90)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$13,659	$10,576		$7,981	$6,510	$6,491
Ratio of expenses to average net assets	1.01%	1.06%		1.25%	1.25%	1.26%
Ratio of net investment income (loss)
to average net assets	(0.20)%	(0.03)%		0.05%	0.12%	0.26%
Portfolio turnover rate	6.55%	3.45%		16.84%	7.48%	8.20%
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.23%	1.36%		1.46%	1.56%	1.62%
Ratio of net investment loss
to average net assets	(0.42)%	(0.33)%		(0.14)%	(0.19)%	(0.10)%

See footnotes on page 46.

Financial Highlights

Time Horizon 10 Fund (continued)

	Year Ended December 31,
Class D	2006	2005		2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Year	$6.55	$6.11		$5.47	$4.16	$5.50
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.01)	—	ø	0.01	0.01	0.02
Net realized and unrealized gain (loss) on investments	1.00	0.45		0.65	1.31	(1.33)
Total from Investment Operations	0.99	0.45		0.66	1.32	(1.31)
Less Distributions to Shareholders:
Net investment income	—	—	ø	(0.01)	(0.01)	(0.02)
Net realized short-term capital gains	(0.04)	(0.01)		(0.01)	—	—
Return of capital	—	—		—	—	(0.01)
Total Distributions	(0.04)	(0.01)		(0.02)	(0.01)	(0.03)
Net Asset Value, End of Year	$7.50	$6.55		$6.11	$5.47	$4.16
Total Return	15.13%	7.39%		12.11%#	31.71%	(23.90)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$3,543	$3,154		$1,999	$1,388	$994
Ratio of expenses to average net assets	1.01%	1.06%		1.25%	1.25%	1.26%
Ratio of net investment income (loss)
to average net assets	(0.20)%	(0.03)%		0.05%	0.12%	0.26%
Portfolio turnover rate	6.55%	3.45%		16.84%	7.48%	8.20%
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.23%	1.36%		1.45%	1.56%	1.62%
Ratio of net investment loss
to average net assets	(0.42)%	(0.33)%		(0.14)%	(0.19)%	(0.10)%

See footnotes on page 46.

Financial Highlights

Harvester Fund

	Year Ended December 31,
Class A	2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Year	$5.67	$5.53	$5.13	$4.29	$5.31
Income (Loss) from Investment Operations:
Net investment income	0.09	0.09	0.08	0.08	0.10
Net realized and unrealized gain (loss) on investments	0.65	0.16	0.42	0.83	(0.96)
Total from Investment Operations	0.74	0.25	0.50	0.91	(0.86)
Less Distributions to Shareholders:
Net investment income	(0.09)	(0.09)	(0.08)	(0.07)	(0.10)
Net realized short-term capital gains	—	(0.02)	(0.02)	—	(0.04)
Return of capital	(0.01)	—	—	—	(0.02)
Total Distributions	(0.10)	(0.11)	(0.10)	(0.07)	(0.16)
Net Asset Value, End of Year	$6.31	$5.67	$5.53	$5.13	$4.29
Total Return	13.09%	4.53%	9.90%#	21.44%	(16.54)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$6,823	$6,422	$5,092	$3,085	$2,135
Ratio of expenses to average net assets	0.25%	0.31%	0.50%	0.50%	0.51%
Ratio of net investment income to average net assets	1.45%	1.60%	1.46%	1.52%	1.85%
Portfolio turnover rate	10.82%	18.35%	25.59%	5.69%	39.28%
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	0.74%	0.82%	0.79%	0.73%	1.05%
Ratio of net investment income to average net assets	0.96%	1.09%	1.19%	1.29%	1.31%

See footnotes on page 46.

Financial Highlights

Harvester Fund (continued)

	Year Ended December 31,
Class B	2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Year	$5.67	$5.53	$5.13	$4.29	$5.31
Income (Loss) from Investment Operations:
Net investment income	0.04	0.05	0.04	0.04	0.05
Net realized and unrealized gain (loss) on investments	0.66	0.16	0.42	0.84	(0.96)
Total from Investment Operations	0.70	0.21	0.46	0.88	(0.91)
Less Distributions to Shareholders:
Net investment income	(0.04)	(0.05)	(0.04)	(0.04)	(0.05)
Net realized short-term capital gains	—	(0.02)	(0.02)	—	(0.04)
Return of capital	(0.02)	—	—	—	(0.02)
Total Distributions	(0.06)	(0.07)	(0.06)	(0.04)	(0.11)
Net Asset Value, End of Year	$6.31	$5.67	$5.53	$5.13	$4.29
Total Return	12.25%	3.76%	9.09%#	20.55%	(17.28)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,755	$3,219	$3,932	$4,133	$2,855
Ratio of expenses to average net assets	1.00%	1.07%	1.25%	1.25%	1.26%
Ratio of net investment income to average net assets	0.70%	0.84%	0.71%	0.77%	1.10%
Portfolio turnover rate	10.82%	18.35%	25.59%	5.69%	39.28%
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.49%	1.58%	1.54%	1.48%	1.80%
Ratio of net investment income to average net assets	0.21%	0.33%	0.44%	0.54%	0.56%

See footnotes on page 46.

Financial Highlights

Harvester Fund (continued)

	Year Ended December 31,
Class C	2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Year	$5.67	$5.53	$5.13	$4.29	$5.31
Income (Loss) from Investment Operations:
Net investment income	0.04	0.05	0.04	0.04	0.05
Net realized and unrealized gain (loss) on investments	0.66	0.16	0.42	0.84	(0.96)
Total from Investment Operations	0.70	0.21	0.46	0.88	(0.91)
Less Distributions to Shareholders:
Net investment income	(0.04)	(0.05)	(0.04)	(0.04)	(0.05)
Net realized short-term capital gains	—	(0.02)	(0.02)	—	(0.04)
Return of capital	(0.02)	—	—	—	(0.02)
Total Distributions	(0.06)	(0.07)	(0.06)	(0.04)	(0.11)
Net Asset Value, End of Year	$6.31	$5.67	$5.53	$5.13	$4.29
Total Return	12.25%	3.76%	9.09%#	20.55%	(17.28)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$5,733	$5,382	$6,149	$6,665	$6,371
Ratio of expenses to average net assets	1.00%	1.07%	1.25%	1.25%	1.26%
Ratio of net investment income to average net assets	0.70%	0.84%	0.71%	0.77%	1.10%
Portfolio turnover rate	10.82%	18.35%	25.59%	5.69%	39.28%
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.49%	1.58%	1.54%	1.48%	1.80%
Ratio of net investment income to average net assets	0.21%	0.33%	0.44%	0.54%	0.56%

See footnotes on page 46.

Financial Highlights

Harvester Fund (continued)

	Year Ended December 31,
Class D	2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Year	$5.67	$5.53	$5.13	$4.29	$5.31
Income (Loss) from Investment Operations:
Net investment income	0.04	0.05	0.04	0.04	0.05
Net realized and unrealized gain (loss) on investments	0.66	0.16	0.42	0.84	(0.96)
Total from Investment Operations	0.70	0.21	0.46	0.88	(0.91)
Less Distributions to Shareholders:
Net investment income	(0.04)	(0.05)	(0.04)	(0.04)	(0.05)
Net realized short-term capital gains	—	(0.02)	(0.02)	—	(0.04)
Return of capital	(0.02)	—	—	—	(0.02)
Total Distributions	(0.06)	(0.07)	(0.06)	(0.04)	(0.11)
Net Asset Value, End of Year	$6.31	$5.67	$5.53	$5.13	$4.29
Total Return	12.25%	3.76%	9.09%#	20.55%	(17.28)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,672	$1,904	$1,106	$1,431	$1,125
Ratio of expenses to average net assets	1.00%	1.07%	1.25%	1.25%	1.26%
Ratio of net investment income to average net assets	0.70%	0.84%	0.71%	0.77%	1.10%
Portfolio turnover rate	10.82%	18.35%	25.59%	5.69%	39.28%
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.49%	1.58%	1.54%	1.48%	1.80%
Ratio of net investment income to average net assets	0.21%	0.33%	0.44%	0.54%	0.56%

_________
*	The Manager, at its discretion, reimbursed certain expenses and waived certain management fees for the periods presented (Note 3).

ø	Less than + or - $0.005.

#	Excluding the effect of the payments to certain of the underlying Seligman Funds received from the Manager in 2004, total return would have been as follows:

Time Horizon 30 Fund		Time Horizon 20 Fund		Time Horizon 10 Fund		Harvester Fund
Class A	15.43%	Class A	15.30%	Class A	12.77%	Class A	9.89%
Class B	14.41	Class B	14.35	Class B	12.09	Class B	9.08
Class C	14.41	Class C	14.35	Class C	12.09	Class C	9.08
Class D	14.41	Class D	14.35	Class D	12.09	Class D	9.08

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Seligman Time Horizon/Harvester Series, Inc.:

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments of Seligman Time Horizon/Harvester Series, Inc. (the “Series”) comprising Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund, and Seligman Harvester Fund, as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and shareholder service agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting Seligman Time Horizon/ Harvester Series, Inc. as of December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
February 28, 2007

Required Federal Income Tax Information

     Dividends paid for the year ended December 31, 2006 other than qualified dividend income are subject to federal income tax as “ordinary income.” In order to claim the dividends received deduction for these distributions, corporate shareholders must have held their shares for 46 days or more during the 90-day period beginning 45 days before each ex-dividend date. Under the Internal Revenue Code, the dividends paid to corporate shareholders that qualify for the dividends received deduction were as follows:

	Dividends Received Deduction Percent
	Time Horizon	Time Horizon	Time Horizon	Harvester
	30 Fund	20 Fund	10 Fund	Fund
Class A	87.70	100.00	18.64	6.64
Class B	100.00	100.00	40.42	13.04
Class C	100.00	100.00	40.62	13.52
Class D	100.00	100.00	42.07	13.15

     For the year ended December 31, 2006, the Funds designate the following as qualified dividends to individual shareholders:

	Qualified Dividends Percent
	Time Horizon	Time Horizon	Time Horizon	Harvester
	30 Fund	20 Fund	10 Fund	Fund
Class A	87.70	100.00	18.64	6.64
Class B	100.00	100.00	40.42	13.04
Class C	100.00	100.00	40.62	13.52
Class D	100.00	100.00	42.07	13.15

     In order for an individual to claim dividends received as qualified dividends, individual shareholders must have held their shares for more than 60 days during the 121-day period beginning 60 days before each ex-dividend date.

Matters Relating to the Directors’
Consideration of the Continuance of the
Management Agreement

     The directors of Seligman Time Horizon/Harvester Series, Inc., of which each Fund is a separate series, unanimously approved the continuance of the Management Agreement with the Manager in respect of each Fund at a meeting held on November 15, 2006.

     Prior to approval of the continuance of the Management Agreement, the directors requested and evaluated extensive materials from the Manager. They reviewed the proposed continuance of the Management Agreement with the Manager and with experienced counsel who are independent of the Manager who advised on the legal standards for their consideration. The independent directors also discussed the proposed continuance in a private session with counsel.

     The directors considered their knowledge of the nature and quality of the services provided by the Manager to the Funds gained from their experience as directors and/or trustees of the Seligman Group of Funds, their overall confidence in the Manager’s integrity and competence they have gained from that experience, the Manager’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Manager’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Seligman Group of Funds. The directors noted that the Board has six regular meetings each year, at each of which they receive presentations from the Manager on the investment results of the Funds and review extensive materials and information presented by the Manager.

     The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and directors attributed different weights to the various factors. The directors determined that the selection of the Manager to manage each Fund, and the overall arrangements between each Fund and the Manager as provided in the Management Agreement, including the management fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their reasonable judgment. The material factors and conclusions that formed the basis for the directors’ determination included the following:

Nature, Extent and Quality of Services Provided

     The directors considered the scope and quality of services provided by the Manager under the Management Agreement. The directors considered the quality of the investment research capabilities of the Manager and the other resources it has dedicated to performing services for the Funds. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Manager. The quality of administrative and other services, including the Manager’s role in coordinating the activities of each Fund’s other service providers, also were considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each Fund under the Management Agreement.

     On an ongoing basis, the Manager reports to the directors on the status of various matters relating to market timing activity affecting certain funds in the Seligman Group of Funds. In connection with the continuance review, the Manager and its counsel and the directors’ special counsel also addressed, among other matters: the action brought in September 2005 by the Manager and its president against the Attorney General of the State of New York seeking an order enjoining the Attorney General from, among other things, investigating the fees paid by the funds in the Seligman Group of Funds to the Manager; and the action brought in September 2006 by the Attorney General against the Manager, Seligman Data Corp., the president of the

Matters Relating to the Directors’
Consideration of the Continuance of the
Management Agreement

Manager and Seligman Advisors, Inc. (“Seligman Advisors”) relating to market timing and also claiming that the fees charged by the Manager are excessive. The directors also noted the indication in September 2005 by the Staff of the New York Office of the Securities and Exchange Commission (“SEC”) that it was considering recommending that the SEC institute a formal action against the Manager and Seligman Advisors relating to market timing. After a detailed presentation by the Manager and further discussion with the Manager, the Manager’s counsel, the directors’ special counsel and other counsel independent of the Manager, and consideration of the potential consequences of the various matters referred to above, the independent directors concluded that they retained confidence in the integrity of the Manager and its ability to provide management services to the Funds.

Costs of Services Provided and Profitability

     The directors reviewed information concerning profitability of the Manager’s investment advisory and investment company activities and its financial condition based on historical information and estimates for the current year, as well as historical and estimated profitability data for the Funds. The directors reviewed with the Manager’s chief financial officer, the assumptions and methods of allocation used by the Manager in preparing the profitability data. The directors recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors. In considering profitability information, the directors considered the effect of fall-out benefits on the Manager’s expenses, as well as the “revenue sharing” arrangements the Manager has entered into with certain entities that distribute shares of the Seligman Group of Funds. The directors focused on profitability of the Manager’s relationship with each Fund before taxes and distribution expenses. The directors concluded that they were satisfied that the Manager’s level of profitability from its relationship with each Fund was not excessive.

Fall-Out Benefits

     The directors considered that a broker-dealer affiliate of the Manager may receive 12b-1 fees from the Funds in respect of shares held in certain accounts, and that the Funds’ distributor (another affiliate of the Manager) retains a portion of the 12b-1 fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The directors recognized that the Manager’s profitability would be somewhat lower without these benefits. The directors noted that the Manager may derive reputational and other benefits from its association with the Funds. The directors concluded that the fall-out benefits realized by the Manager from its relationship with each Fund was appropriate.

Investment Results

     In addition to the information received by the directors for the meeting, the directors receive detailed performance information for the Funds at each regular Board meeting during the year. The directors reviewed performance information for each Fund covering a wide range of periods, including the first nine months of 2006, the preceding five calendar years and annualized three- and five-year rolling periods ending September 30, 2006. The directors also reviewed information about the portfolio turnover rate of each Fund compared to other investment companies with similar investment objectives.

Seligman Time Horizon 30 Fund

     The directors reviewed information comparing Seligman Time Horizon 30 Fund to the other funds in the Lipper Multi-Cap Core Funds Average, the Lipper Fund of Funds (Affiliated) Average, the Dow Jones Aggressive Portfolio Index and a group of competitor funds selected by the Manager. The directors noted that the Fund’s results were above each of its benchmarks for the five-year period, except for the Dow Jones

Matters Relating to the Directors’
Consideration of the Continuance of the
Management Agreement

index, and further noted that the Fund was substantially above all of the benchmarks in 2005. For the first nine months of 2006, the Fund’s results were below the Dow Jones Aggressive Portfolio Index and slightly below the competitor average, but above the Fund’s Lipper benchmarks. Taking into account these comparisons and the other factors considered, the directors concluded that the Fund’s investment results over time had been satisfactory.

Seligman Time Horizon 20 Fund

     The directors reviewed information comparing Seligman Time Horizon 20 Fund to the other funds in the Lipper Multi-Cap Core Funds Average, the Lipper Fund of Funds (Affiliated) Average, the Dow Jones Aggressive Portfolio Index and a group of competitor funds selected by the Manager. The directors noted that the Fund’s results were above each of its benchmarks for the five-year period, except for the Dow Jones index, and further noted that the Fund was substantially above all of the benchmarks in 2005. For the first nine months of 2006, the Fund’s results were below the Dow Jones Aggressive Portfolio Index and slightly below the competitor average, but above the Fund’s Lipper benchmarks. Taking into account these comparisons and the other factors considered, the directors concluded that the Fund’s investment results over time had been satisfactory.

Seligman Time Horizon 10 Fund

     The directors reviewed information comparing Seligman Time Horizon 10 Fund to the other funds in the Lipper Multi-Cap Core Funds Average, the Lipper Fund of Funds (Affiliated) Average, the Dow Jones Moderately Aggressive Portfolio Index and a group of competitor funds selected by the Manager. The directors noted that the Fund’s results were above its Lipper benchmarks but below the Dow Jones Index and slightly below the competitor averages for the five-year period, and further noted that the comparative information showed significant improvement in the Fund’s results against its benchmarks for the most recent periods. For the first nine months of 2006, the Fund’s results were above each of its benchmarks and in 2005 were substantially above each of its benchmarks. Taking into account these comparisons and the other factors considered, the directors concluded that the Fund’s investment results over time had been satisfactory.

Seligman Harvester Fund

     The directors reviewed information comparing Seligman Harvester Fund to the other funds in the Lipper Mixed-Asset Target Allocation Moderate Funds Average, the Lipper Fund of Funds (Affiliated) Average, the Dow Jones Moderate Portfolio Index and a group of competitor funds selected by the Manager. The directors noted that the Fund’s results were below its benchmarks for the five-year period, but that the comparative information showed some improvement in the Fund’s results against its benchmarks in the most recent periods. For the first nine months of 2006, the Fund’s results were above each of the benchmarks. Taking into account these comparisons and the other factors considered, the directors concluded that the Fund’s investment results over time had been satisfactory.

Management Fee and Other Expenses

     The directors considered the management fee rate paid by the Funds to the Manager. The directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds.

Matters Relating to the Directors’
Consideration of the Continuance of the
Management Agreement

     The directors compared each Fund’s management fee rate to the rate paid by a subset of funds, with assets more clearly comparable to those of each Fund, in its Lipper category (the “peer group”). The peer groups for each Fund consisted of the funds in the Lipper Multi-Cap Core Funds Average category (other than the Harvester Fund, which uses the Lipper Mixed-Asset Target Allocation Moderate Funds Average category) and the Lipper Fund of Funds (Affiliated) category having net assets in a range that more closely corresponded to the net assets of the applicable Fund. The information showed that each Fund’s asset allocation fee rate was less than the median and average in each of that Fund’s peer groups. The Manager noted that, for each fund in the Lipper Fund of Funds (Affiliated) category (including the Time Horizon/Harvester Funds), the respective fund’s management company could also earn management fees from the affiliated underlying funds in which the fund invests, and that the comparative information did not take those amounts into account.

     The directors also considered the total expense ratio of each Fund in comparison to the fees and expenses of funds within its peer group. In considering the expense ratio of each Fund, the directors noted that the Fund elected to have shareholder services provided at cost by Seligman Data Corp. (“SDC”), a company owned by certain of the investment companies in the Seligman Group of Funds that provides shareholder services to the Fund and other investment companies in the Seligman Group of Funds at cost. SDC provides services exclusively to the Seligman Group of Funds, and the directors believed that the arrangement with SDC has provided each Fund and its shareholders with a consistently high level of service.

     The directors also reviewed each Fund’s total expense ratio for the most recent fiscal year, as compared to the expense ratios for other funds in the peer groups. The directors noted that the Manager had undertaken to reimburse certain expenses of each Fund to the extent they exceed a specified level of average daily net assets, and that the effect of this undertaking was reflected in the expense ratio information they reviewed. They noted that each Fund’s expense ratio was lower than the peer groups’ median and average. The directors were satisfied that each Fund’s expense ratio was satisfactory.

Economies of Scale

     The directors noted that none of the Fund’s management fee schedules contain breakpoints that reduce the fee rate on assets above specified levels. The directors recognized that there is no direct relationship between the economies of scale realized by funds and those realized by their investment adviser as assets increase. The directors do not believe that there is a uniform methodology for establishing breakpoints that give effect to fund specific services provided by the Manager. The directors also observed that in the investment company industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply, and that the advisory agreements for many competitor funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the absence of breakpoints in each Fund’s fee rate schedule was acceptable under the Fund’s circumstances.

Directors and Officers

Information pertaining to the Directors and Officers of Seligman Time Horizon/Harvester Series, Inc. is set forth below.

Independent Directors

Name, (Age), Position(s) held with Fundø	Principal Occupation(s) During Past Five Years, Directorships and Other Information
John R. Galvin (77)[1,3] • Director: 1999 to Date • Oversees 61 Portfolios in Fund Complex	Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts
University; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Chairman Emeritus, American
Council on Germany. Formerly, Director, Raytheon Co. (defense and com-
mercial electronics), Governor of the Center for Creative Leadership, and
Trustee, Institute for Defense Analyses. From February 1995 until June
1997, he was a Director, USLIFE Corporation (life insurance). From June
1987 to June 1992, Mr. Galvin was the Supreme Allied Commander,
NATO, and the Commander-in-Chief, United States European Command.

John F. Maher (63)[1,3] • Director: December 2006 to Date** • Oversees 57 Portfolios in Fund Complex

Retired President and Chief Executive Officer of Great Western Financial
Corporation and its principal subsidiary, Great Western Bank (a federal savings bank); and Director or Trustee of each of the investment compa-
nies of the Seligman Group of Funds† (with the exception of Seligman
Cash Management Fund, Inc., Seligman New Technologies Fund, Inc.,
Seligman New Technologies Fund II, Inc., and Seligman Quality
Municipal Fund, Inc.).

Frank A. McPherson (73)[2,3] • Director: 1999 to Date • Oversees 61 Portfolios in Fund Complex

Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee
Corporation (diversified energy and chemical company); Director or
Trustee of each of the investment companies of the Seligman Group of
Funds†; and Director, DCP Midstream GP, LLP (natural gas processing),
Integris Health (owner of various hospitals), Oklahoma Chapter of the
Nature Conservancy, Oklahoma Medical Research Foundation, Boys and
Girls Clubs of Oklahoma, Oklahoma City Public Schools Foundation, and
Oklahoma Foundation for Excellence in Education. Formerly, Director,
ConocoPhillips (integrated international oil corporation), Kimberly-Clark
Corporation (consumer products) and BOK Financial (bank holding com-
pany). From 1990 until 1994, Director, the Federal Reserve System’s
Kansas City Reserve Bank.

Betsy S. Michel (64)[1,3] • Director: 1999 to Date • Oversees 61 Portfolios in Fund Complex

Attorney; Director or Trustee of each of the investment companies of the
Seligman Group of Funds†; and Trustee, The Geraldine R. Dodge
Foundation (charitable foundation). Formerly, Chairman of the Board of
Trustees of St. George’s School (Newport, RI); and Trustee, World
Learning, Inc. (international educational training), and Council of New
Jersey Grantmakers.

See footnotes on page 56.

Directors and Officers

Independent Directors (continued)

Name, (Age), Position(s) held with Fundø	Principal Occupation(s) During Past Five Years, Directorships and Other Information
Leroy C. Richie (65)[1,3] • Director: 2000 to Date • Oversees 60 Portfolios in Fund Complex	Counsel, Lewis & Munday, P.C. (law firm); Chairman and Chief Executive
Officer, Q Standards Worldwide, Inc. (library of technical standards);
Director or Trustee of each of the investment companies of the Seligman
Group of Funds† (with the exception of Seligman Cash Management
Fund, Inc.); Director, Kerr-McGee Corporation (diversified energy and chemical company), Infinity, Inc. (oil and gas services and exploration), and Vibration Control Technologies, LLC (auto vibration technology);
Lead Outside Director, Digital Ally Inc. (digital imaging); Director and
Chairman, Highland Park Michigan Economic Development Corp.; and
Chairman, Detroit Public Schools Foundation. Formerly, Trustee, New
York University Law Center Foundation; and Vice Chairman, Detroit
Medical Center and Detroit Economic Growth Corp. From 1990 until
1997, Vice President and General Counsel, Automotive Legal Affairs,
Chrysler Corporation.

Robert L. Shafer (74)[2,3] • Director: 1999 to Date • Oversees 61 Portfolios in Fund Complex

Ambassador and Permanent Observer of the Sovereign Military Order of
Malta to the United Nations; and Director or Trustee of each of the investment companies of the Seligman Group of Funds†. From May 1987 until June 1997, Director, USLIFE Corporation (life insurance) and from
1973 until January 1996, Vice President, Pfizer Inc. (pharmaceuticals).

James N. Whitson (71)[1,3] • Director: 1999 to Date • Oversees 61 Portfolios in Fund Complex

Retired Executive Vice President and Chief Operating Officer, Sammons
Enterprises, Inc. (a diversified holding company); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and
Director, CommScope, Inc. (manufacturer of coaxial cable). Formerly,
Director and Consultant, Sammons Enterprises, Inc. and Director,
C-SPAN (cable television networks).

See footnotes on page 56.

Directors and Officers

Interested Directors and Principal Officers

Name, (Age), Position(s) held with Fundø	Principal Occupation(s) During Past Five Years, Directorships and Other Information
William C. Morris* (68) • Director and Chairman of the Board: 1999 to Date • Oversees 61 Portfolios in Fund Complex	Chairman and Director, J. & W. Seligman & Co. Incorporated; Chairman of the Board and Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Chairman and Director, Seligman Advisors, Inc., Seligman Services, Inc. and Carbo Ceramics Inc. (manufacturer of ceramic proppants for oil and gas industry); Director, Seligman Data Corp.; and President and Chief Executive Officer of The Metropolitan Opera Association. Formerly, Director, Kerr-McGee Corporation (diversified energy and chemical company) and Chief Executive Officer of each of the investment companies of the Seligman Group of Funds.

Brian T. Zino* (54) • Director and President: 1999 to Date • Chief Executive Officer: 2002 to Date • Oversees 60 Portfolios in Fund Complex

Director and President, J. & W. Seligman & Co. Incorporated; President, Chief Executive Officer, and, with the exception of Seligman Cash Management Fund, Inc., Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, Seligman Advisors, Inc. and Seligman Services, Inc.; and Chairman, Seligman Data Corp. Formerly, Member of the Board of Governors of the Investment Company Institute; and Director (formerly Chairman), ICI Mutual Insurance Company.

Eleanor T.M. Hoagland (55) • Vice President and Chief Compliance Officer: 2004 to Date	Managing Director, J. & W. Seligman & Co. Incorporated; and Vice President and Chief Compliance Officer of each of the investment companies of the Seligman Group of Funds†.

Charles W. Kadlec (60) • Vice President and Portfolio Manager: 1999 to Date

Director and Managing Director, J. & W. Seligman & Co. Incorporated; Director and President, Seligman Advisors, Inc. and Seligman Services. Vice President and Co-Portfolio Manager of Seligman TargetHorizon ETF Portfolios, Inc. Mr. Kadlec is the architect of several investment strategies, chief among them Seligman Time Horizon Matrix and Seligman Harvester.

Thomas G. Rose (49) • Vice President: 2000 to Date

Managing Director, Chief Financial Officer, and Treasurer, J. & W. Seligman & Co. Incorporated; Senior Vice President, Finance, Seligman Advisors, Inc. and Seligman Data Corp.; and Vice President of each of the investment companies of the Seligman Group of Funds†, Seligman Services, Inc. and Seligman International, Inc.

See footnotes on page 56.

Directors and Officers

Interested Directors and Principal Officers (continued)

Name, (Age), Position(s) held with Fundø	Principal Occupation(s) During Past Five Years, Directorships and Other Information
Lawrence P. Vogel (50) • Vice President: 1999 to Date • Treasurer: 2000 to Date	Senior Vice President and Treasurer, Investment Companies, J. & W.
Seligman & Co. Incorporated; Vice President and Treasurer of each of the investment companies of the Seligman Group of Funds†; and Treasurer,
Seligman Data Corp.

Frank J. Nasta (42) • Secretary: 1999 to Date

Director, Managing Director, General Counsel and Corporate Secretary,
J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds†; Director and Corporate
Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.; and
Corporate Secretary, Seligman International, Inc. and Seligman Data Corp.

The Funds’ Statement of Additional Information (SAI) includes additional information about Fund directors and is available, without charge, upon request. You may call toll-free (800) 221-2450 in the US or call collect (212) 682-7600 outside the US to request a copy of the SAI, to request other information about the Funds, or to make shareholder inquiries.

ø
The address for each of the directors and officers is 100 Park Avenue, 8th Floor, New York, NY 10017. Each director serves for an indefinite term, until the election and qualification of a successor or until his or her earlier death, resignation, or removal. Each officer is elected annually by the Board of Directors.

†	The Seligman Group of Funds consists of 24 registered investment companies.

*

Messrs. Morris and Zino are considered “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended, by virtue of their positions with J. & W. Seligman & Co. Incorporated and its affiliates.

**	Mr. Maher was appointed to the Board on December 18, 2006.

Member:	1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Series will be filed with the SEC for the first and third quarter of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Series to determine how to vote proxies relating to portfolio securities as well as information regarding how the Series voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

1 These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Series’ prospectus or statement of additional information.

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This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Time Horizon/Harvester Series, Inc., which contains information about the investment objectives, risks, charges, and expenses of the Series, each of which should be considered carefully before investing or sending money.

THF2 12/06

ITEM 2.      CODE OF ETHICS.

As of December 31, 2006, the registrant has adopted a code of ethics that applies to its principal executive and principal financial officers.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of directors has determined that Mr. James N. Whitson, a member of its audit committee, is an audit committee financial expert. Mr. Whitson is “independent” as such term is defined in Form N-CSR.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2006	2005
Audit Fees	$51,150	$48,710
Audit-Related Fees	–	–
Tax Fees	10,000	9,400
All Other Fees	–	–

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Tax fees include amounts related to tax compliance, tax planning, and tax advice.

Aggregate fees billed by the registrant’s principal accountant for the last two fiscal years for non-audit services provided to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is subcontracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company, where the engagement relates directly to the operations and financial reporting of the registrant, were as follows:

	2006	2005
Audit-Related Fees	$141,710	$124,560
Tax Fees	11,955	8,000
All Other Fees	–	–

Audit-related fees include amounts for (i) attestation services for the registrant’s shareholder service agent; (ii) testing of the registrant’s shareholder service agent’s conversion to a new record-keeping system and (iii) performance of certain agreed-

upon procedures relating to certain services performed by the registrant’s distributor. Tax fees include amounts related to tax compliance, tax planning, and tax advice for and an evaluation of certain tax reporting procedures of the registrant’s shareholder service agent.

(e) (1) The Audit Committee is required to preapprove audit and non-audit services performed for the registrant by the principal accountant in order to assure that the provision of such services does not impair the principal accountant’s independence. The Audit Committee also is required to preapprove certain non-audit services performed by the registrant’s principal accountant for the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and certain of the adviser’s affiliates that provide services directly related to the operations and financial reporting of the registrant. Unless a type of service to be provided by the principal accountant has received preapproval, it will require specific preapproval by the Audit Committee.

The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting.

Notwithstanding the foregoing, under certain circumstances, preapproval of non-audit services of a de minimis amount is not required.

(2) No services included in (b) – (d) above were approved pursuant to the waiver provisions of paragraphs (c)(7)(i)(C) or (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $163,665 and $141,960, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, the audit committee considered whether these services were compatible with maintaining the principal accountant’s independence.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

                   Not applicable.

ITEM 6.      SCHEDULE OF INVESTMENTS.

                   Included in Item 1 above.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                   Not applicable.

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                   Not applicable.

ITEM 9.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                   INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                   Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

                   Not applicable.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a)(1)      Code of Ethics for Principal Executive and Principal Financial Officers.

(a)(2)      Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)      Not applicable.

(b)          Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

By:
/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	March 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	March 9, 2007

By:
/S/ LAWRENCE P.VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	March 9, 2007

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

EXHIBIT INDEX

(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by
Rule 30a-2(b) of the Investment Company Act of 1940.